RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6%
	AEROSPACE & DEFENSE - 0.5%
1,108	Boeing Company (The)(a)	$212,381

	APPAREL & TEXTILE PRODUCTS - 0.5%
2,524	NIKE, Inc., Class B	241,345

	ASSET MANAGEMENT - 0.4%
291	BlackRock, Inc.	188,129

	AUTOMOTIVE - 0.9%
1,529	Tesla, Inc.(a)	382,586

	BANKING - 3.8%
13,993	Bank of America Corporation	383,128
3,985	Citigroup, Inc.	163,903
5,882	JPMorgan Chase & Company	853,009
7,647	Wells Fargo & Company	312,456
		1,712,496
	BEVERAGES - 1.1%
2,735	Coca-Cola Company (The)	153,105
1,920	PepsiCo, Inc.	325,325
		478,430
	BIOTECH & PHARMA - 2.7%
986	Amgen, Inc.	264,998
3,017	Gilead Sciences, Inc.	226,094
2,091	Johnson & Johnson	325,673
641	Vertex Pharmaceuticals, Inc.(a)	222,901
876	Zoetis, Inc.	152,406
		1,192,072
	CABLE & SATELLITE - 1.3%
12,671	Comcast Corporation, Class A	561,832

	DIVERSIFIED INDUSTRIALS - 1.4%
748	Eaton Corporation PLC	159,533
2,112	General Electric Company	233,482

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4% (Continued)
1,317	Honeywell International, Inc.	$243,303
		636,318
	E-COMMERCE DISCRETIONARY - 4.7%
16,447	Amazon.com, Inc.(a)	2,090,743

	ELECTRIC UTILITIES - 1.1%
917	American Electric Power Company, Inc.	68,977
533	Constellation Energy Corporation	58,140
4,077	NextEra Energy, Inc.	233,571
2,170	Southern Company (The)	140,442
		501,130
	ENTERTAINMENT CONTENT - 0.7%
3,728	Walt Disney Company (The)(a)	302,154

	FOOD - 0.3%
4,627	Kraft Heinz Company (The)	155,652

	HEALTH CARE FACILITIES & SERVICES - 0.4%
2,554	CVS Health Corporation	178,320

	HOUSEHOLD PRODUCTS - 0.7%
2,097	Procter & Gamble Company (The)	305,868

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
727	CME Group, Inc.	145,560
664	Goldman Sachs Group, Inc. (The)	214,850
2,622	Morgan Stanley	214,139
		574,549
	INSURANCE - 3.0%
3,838	Berkshire Hathaway, Inc., Class B(a)	1,344,451

	INTERNET MEDIA & SERVICES - 7.9%
5,028	Alphabet, Inc., Class A(a)	657,964
4,072	Alphabet, Inc., Class C(a)	536,893

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	INTERNET MEDIA & SERVICES - 7.9% (Continued)
75	Booking Holdings, Inc.(a)	$231,296
6,067	Meta Platforms, Inc., Class A(a)	1,821,374
823	Netflix, Inc.(a)	310,765
		3,558,292
	LEISURE FACILITIES & SERVICES - 0.9%
552	McDonald’s Corporation	145,419
2,859	Starbucks Corporation	260,941
		406,360
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,676	Abbott Laboratories	162,321
559	Becton Dickinson and Company	144,518
2,638	Medtronic PLC	206,714
653	Stryker Corporation	178,445
		691,998
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,250	Baker Hughes Company	44,150

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
1,776	Prologis, Inc.	199,285

	RETAIL - CONSUMER STAPLES - 1.7%
305	Costco Wholesale Corporation	172,313
5,981	Walgreens Boots Alliance, Inc.	133,017
2,720	Walmart, Inc.	435,010
		740,340
	RETAIL - DISCRETIONARY - 1.0%
944	Home Depot, Inc. (The)	285,239
189	O’Reilly Automotive, Inc.(a)	171,775
		457,014
	SEMICONDUCTORS - 5.5%
1,446	Advanced Micro Devices, Inc.(a)	148,678
824	Broadcom, Inc.	684,398
7,883	Intel Corporation	280,241
537	KLA Corporation	246,300

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 59.6% (Continued)
	SEMICONDUCTORS - 5.5% (Continued)
1,763	NVIDIA Corporation	$766,887
2,055	Texas Instruments, Inc.	326,766
		2,453,270
	SOFTWARE - 6.0%
458	Adobe Systems, Inc.(a)	233,534
6,647	Microsoft Corporation	2,098,791
1,871	Salesforce, Inc.(a)	379,401
		2,711,726
	TECHNOLOGY HARDWARE - 5.3%
9,152	Apple, Inc.	1,566,914
14,781	Cisco Systems, Inc.	794,627
		2,361,541
	TECHNOLOGY SERVICES - 2.1%
612	Accenture plc, Class A	187,951
1,079	Automatic Data Processing, Inc.	259,586
1,747	International Business Machines Corporation	245,104
642	S&P Global, Inc.	234,593
		927,234
	TELECOMMUNICATIONS - 1.3%
10,232	AT&T, Inc.	153,685
1,559	T-Mobile US, Inc.(a)	218,338
6,022	Verizon Communications, Inc.	195,173
		567,196
	TRANSPORTATION & LOGISTICS - 0.7%
2,864	CSX Corporation	88,068
1,442	United Parcel Service, Inc., Class B	224,765
		312,833
	TRANSPORTATION EQUIPMENT - 0.4%
2,150	PACCAR, Inc.	182,793

	TOTAL COMMON STOCKS (Cost $25,456,379)	26,672,488

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.1%
	EQUITY - 30.1%
19,455	Consumer Staples Select Sector SPDR Fund	$1,338,699
5,892	Invesco QQQ Trust Series 1	2,110,928
10,074	iShares S&P 100 ETF	2,021,247
4,729	SPDR S&P 500 ETF Trust	2,021,553
12,213	Technology Select Sector SPDR Fund	2,002,077
13,686	VanEck Semiconductor ETF	1,984,196
7,379	Vanguard Growth ETF	2,009,375
		13,488,075

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,645,041)	13,488,075

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
879	First American Treasury Obligations Fund, Class X, 5.26% (Cost $879)(c)	879

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 5.0%
	PUT OPTIONS PURCHASED - 5.0%
116	S&P Emini Future, Maturing December 2023	WED	10/20/2023	$4,250	$24,650,000	$224,750
110	S&P Emini Future, Maturing December 2023	WED	10/20/2023	4,450	24,475,000	760,375
91	S&P Emini Future, Maturing December 2023	WED	10/20/2023	4,600	20,930,000	1,247,838
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,385,388)					2,232,963

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,385,388)					2,232,963

	TOTAL INVESTMENTS - 94.7% (Cost $40,487,687)					$42,394,405
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $9,100)					(3,413)
	PUT OPTIONS WRITTEN - (3.0)% (Proceeds - $724,625)					(1,350,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%					3,723,967
	NET ASSETS - 100.0%					$44,764,709

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (3.0)%
	CALL OPTIONS WRITTEN - 0.0%(e)
91	S&P Emini Future, Maturing December 2023	WED	10/20/2023	$4,600	$20,930,000	$3,413
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $9,100)

	PUT OPTIONS WRITTEN - (3.0)%
110	S&P Emini Future, Maturing December 2023	WED	10/20/2023	$4,380	$24,090,000	$501,875
110	S&P Emini Future, Maturing December 2023	WED	10/20/2023	4,470	24,585,000	848,375
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $724,625)					1,350,250

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $733,725)					$1,353,663

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
101	CBOE Volatility Index Future	12/20/2023	$1,852,714	$53,692
193	CBOE Volatility Index Future	01/17/2024	3,686,242	48,745
119	SPIKES Volatility Index Future	11/15/2023	2,202,690	66,133
202	SPIKES Volatility Index Future	12/20/2023	3,753,160	101,201
	TOTAL FUTURES CONTRACTS			$269,771

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
239	CBOE Volatility Index Future	10/18/2023	$4,247,317	$(221,193)
119	CBOE Volatility Index Future	11/15/2023	2,171,310	(59,932)
22	SPIKES Volatility Index Future	10/18/2023	394,680	(6,380)
	TOTAL FUTURES CONTRACTS			$(287,505)

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to greater than (0.1%).

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 91.3%
	U.S. TREASURY BILLS — 67.6%
20,000,000	United States Treasury Bill(a)	3.1597	10/05/23	$19,991,223
15,000,000	United States Treasury Bill(a)	4.9725	11/02/23	14,931,628
15,000,000	United States Treasury Bill(a)(d)	5.1678	12/14/23	14,838,508
15,000,000	United States Treasury Bill(a)(d)	5.2111	01/25/24	14,745,958
15,000,000	United States Treasury Bill(a)(d)	5.2195	02/15/24	14,699,879
20,000,000	United States Treasury Bill(a)	5.2568	03/28/24	19,474,323
	TOTAL U.S. TREASURY BILLS (Cost $98,690,777)			98,681,519

Shares
	MONEY MARKET FUNDS - 23.7%
34,659,583	First American Treasury Obligations Fund, Class X, 5.26% (Cost $34,659,583)(b)			34,659,583

	TOTAL SHORT-TERM INVESTMENTS (Cost $133,350,360)			133,341,102

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
350	S&P 500 Emini Future, Maturing December 2023	RCG	10/02/2023	$3,550	$62,125,000	$875
950	S&P 500 Emini Future, Maturing December 2023	ADM	10/04/2023	3,850	182,875,000	23,750
145	S&P 500 Emini Future, Maturing December 2023	RCG	10/04/2023	3,850	27,912,500	3,625
380	S&P 500 Emini Future, Maturing December 2023	FCS	10/04/2023	3,850	73,150,000	9,500
1,140	S&P 500 Emini Future, Maturing December 2023	ADM	10/05/2023	3,960	225,720,000	48,450
180	S&P 500 Emini Future, Maturing December 2023	RCG	10/05/2023	3,960	35,640,000	7,650
456	S&P 500 Emini Future, Maturing December 2023	FCS	10/05/2023	3,960	90,288,000	19,380
1,134	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	3,905	221,413,500	53,865
174	S&P 500 Emini Future, Maturing December 2023	RCG	10/06/2023	3,905	33,973,500	8,265
456	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	3,905	89,034,000	21,660
	TOTAL PUT OPTIONS PURCHASED (Cost - $252,200)					197,020

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $252,200)					197,020

	TOTAL INVESTMENTS - 91.4% (Cost $133,602,560)					$133,538,122
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $408,215)					(330,385)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%					12,922,744
	NET ASSETS - 100.0%					$146,130,481

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.2)%
	PUT OPTIONS WRITTEN - (0.2)%
950	S&P 500 Emini Future, Maturing December 2023	ADM	10/04/2023	$4,000	$190,000,000	$33,250
145	S&P 500 Emini Future, Maturing December 2023	RCG	10/04/2023	4,000	29,000,000	5,075
380	S&P 500 Emini Future, Maturing December 2023	FCS	10/04/2023	4,000	76,000,000	13,300
1,140	S&P 500 Emini Future, Maturing December 2023	ADM	10/05/2023	4,110	234,270,000	88,350
180	S&P 500 Emini Future, Maturing December 2023	RCG	10/05/2023	4,110	36,990,000	13,950
456	S&P 500 Emini Future, Maturing December 2023	FCS	10/05/2023	4,110	93,708,000	35,340
2,268	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	3,820	433,188,000	90,720
348	S&P 500 Emini Future, Maturing December 2023	RCG	10/06/2023	3,820	66,468,000	13,920
912	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	3,820	174,192,000	36,480
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $408,215)					330,385

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $408,215)					$330,385

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

RCG	Rosenthal Collins Group

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	A portion is held as collateral for options.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	APPAREL & TEXTILE PRODUCTS - 9.4%
15,900	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	$2,402,649
25,939	NIKE, Inc., Class B	2,480,287
		4,882,936
	ASSET MANAGEMENT - 14.7%
16,700	Apollo Global Management, Inc.	1,498,992
18,000	Blackstone, Inc.	1,928,520
68,500	KKR & Company, Inc.	4,219,600
		7,647,112
	AUTOMOTIVE - 4.3%
5,000	Rivian Automotive, Inc.(a)	121,400
8,500	Tesla, Inc.(a)	2,126,870
		2,248,270
	BIOTECH & PHARMA - 3.5%
3,400	Eli Lilly and Company	1,826,242

	E-COMMERCE DISCRETIONARY - 14.4%
39,295	Amazon.com, Inc.(a)	4,995,180
1,960	MercadoLibre, Inc.(a)	2,485,045
		7,480,225
	HOUSEHOLD PRODUCTS - 4.4%
27,600	L’Oreal S.A. - ADR	2,286,936

	INTERNET MEDIA & SERVICES - 14.6%
19,850	Alphabet, Inc., Class A(a)	2,597,571
8,025	Meta Platforms, Inc., Class A(a)	2,409,185
2,600	Spotify Technology S.A.(a)	402,064
46,700	Uber Technologies, Inc.(a)	2,147,733
		7,556,553
	LEISURE FACILITIES & SERVICES - 10.3%
89,500	DraftKings, Inc., Class A(a)	2,634,880
32,400	Live Nation Entertainment, Inc.(a)	2,690,496
		5,325,376

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 4.5%
4,094	Costco Wholesale Corporation	$2,312,946

	RETAIL - DISCRETIONARY - 4.8%
6,510	Lululemon Athletica, Inc.(a)	2,510,321

	SEMICONDUCTORS - 1.0%
1,250	NVIDIA Corporation	543,738

	SOFTWARE - 5.0%
8,082	Microsoft Corporation	2,551,892

	TECHNOLOGY HARDWARE - 4.8%
14,651	Apple, Inc.	2,508,398

	TECHNOLOGY SERVICES - 3.6%
8,038	Visa, Inc., Class A	1,848,820

	TOTAL COMMON STOCKS (Cost $43,443,096)	51,529,765

	TOTAL INVESTMENTS - 99.3% (Cost $43,443,096)	$51,529,765
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	387,228
	NET ASSETS - 100.0%	$51,916,993

ADR	- American Depositary Receipt

(a)	Non-income producing security.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	OPEN END FUNDS — 84.6%
	ALTERNATIVE - 40.7%
190,934	Catalyst Insider Income Fund, Class I(a)			$1,701,225
154,165	Catalyst Systematic Alpha Fund(a)			1,830,707
				3,531,932
	FIXED INCOME - 43.9%
210,789	Catalyst/CIFC Floating Rate Income Fund, Class I(a)			1,926,608
188,669	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			1,882,916
				3,809,524

	TOTAL OPEN END FUNDS (Cost $7,398,139)			7,341,456

Principal		Discount Rate
Amount ($)		(%)	Maturity
	SHORT-TERM INVESTMENTS — 9.5%
	U.S. TREASURY BILLS — 5.5%
500,000	United States Treasury Bill (Cost $484,642)(b)(e)	5.1906	05/16/24	483,491

Shares
	MONEY MARKET FUNDS - 4.0%
345,069	First American Treasury Obligations Fund, Class X, 5.26% (Cost $345,069)(c)			345,069

	TOTAL SHORT-TERM INVESTMENTS (Cost $829,711)			828,560

	TOTAL INVESTMENTS - 94.1% (Cost $8,227,850)			$8,170,016
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%			510,195
	NET ASSETS - 100.0%			$8,680,211

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Depreciation
39	CME E-Mini Standard & Poor’s 500 Index Future	12/15/2023	$8,434,725	$(369,425)
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Held as collateral for futures.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 77.7%
	U.S. TREASURY BILLS — 50.4%
17,600,000	United States Treasury Bill(a)	5.0269	11/09/23	$17,501,696
19,300,000	United States Treasury Bill(a)	5.1562	12/07/23	19,112,026
27,300,000	United States Treasury Bill(a)	5.1862	01/04/24	26,922,448
	TOTAL U.S. TREASURY BILLS (Cost $63,535,494)			63,536,170

Shares
	MONEY MARKET FUNDS - 27.3%
34,364,943	First American US Treasury Money Market Fund, Class Z, 5.21% (Cost $34,364,943)(b)(d)			34,364,943

	TOTAL SHORT-TERM INVESTMENTS (Cost $97,900,437)			97,901,113

	TOTAL INVESTMENTS - 77.7% (Cost $97,900,437)			$97,901,113
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.3%			28,119,296
	NET ASSETS - 100.0%			$126,020,409

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Appreciation (Depreciation)
127	CBOT 10 Year US Treasury Note	12/19/2023	$13,723,938	$(115,484)
286	CBOT 5 Year US Treasury Note	12/29/2023	30,132,781	(11,102)
19	CBOT Wheat Future(d)	12/14/2023	514,425	(40,025)
4	CBOT Wheat Future(d)	03/14/2024	114,700	(7,675)
742	CME Canadian Dollar Currency Future	12/19/2023	54,785,570	(421,385)
293	CME New Zealand Dollar Currency Future	12/18/2023	17,584,395	137,265
45	COMEX Silver Future(d)	12/27/2023	5,051,250	(140,450)
1	Eurex 5 Year Euro BOBL Future	12/07/2023	122,370	550
236	Eurex EURO STOXX 50 Future	12/15/2023	10,488,889	(107,215)
14	Euro-BTP Italian Bond Futures	12/07/2023	1,624,083	(60,599)
476	Euronext Milling Wheat Future(d)	12/11/2023	5,925,468	(113,387)
17	French Government Bond Futures	12/07/2023	2,214,188	(46,386)
69	FTSE/MIB Index Future	12/15/2023	10,315,715	(113,744)
30	HKG Hang Seng Index Future	10/30/2023	3,426,688	47,529
306	ICE Brent Crude Oil Future(d)	10/31/2023	28,213,200	(53,310)
91	ICE Gas Oil Future(d)	11/10/2023	8,792,875	195,975
10	Long Gilt Future	12/27/2023	1,148,769	(10,503)

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Appreciation (Depreciation)
176	MEFF Madrid IBEX 35 Index Future	10/20/2023	$17,564,647	$(36,321)
7	NYBOT CSC Cocoa Future(d)	12/13/2023	239,260	(2,940)
754	NYBOT CSC Number 11 World Sugar Future(d)	02/29/2024	22,361,830	(376,734)
92	NYBOT CTN Number 2 Cotton Future(d)	12/06/2023	4,008,900	(86,950)
22	NYBOT CTN Number 2 Cotton Future(d)	03/06/2024	967,120	(18,815)
278	NYMEX Light Sweet Crude Oil Future(d)	10/20/2023	25,239,620	369,920
116	SFE S&P ASX Share Price Index 200 Future	12/21/2023	13,209,951	(192,347)
107	SGX FTSE China A50 Futures Contract	10/30/2023	1,347,986	5,496
10	SGX Nikkei 225 Stock Index Future	12/07/2023	1,070,824	(23,054)
112	TSE TOPIX (Tokyo Price Index) Future	12/07/2023	17,413,695	(320,090)
	TOTAL FUTURES CONTRACTS			$(1,541,781)

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
33	Carbon Emissions Future(d)	12/18/2023	$2,849,255	$7,360
17	CBOT Corn Future(d)	03/14/2024	417,988	6,387
73	CBOT Corn Future(d)	12/14/2023	1,740,138	30,288
49	CBOT Soybean Future(d)	01/12/2024	3,171,525	107,788
200	CBOT Soybean Future(d)	11/14/2023	12,750,000	472,412
43	CBOT Soybean Meal Future(d)	03/14/2024	1,612,500	26,110
170	CBOT Soybean Meal Future(d)	12/14/2023	6,480,400	163,730
4	CBOT Soybean Oil Future(d)	12/14/2023	133,992	2,700
1	CBOT Soybean Oil Future(d)	01/12/2024	33,132	726
37	CBOT US Treasury Bond Futures	12/19/2023	4,209,906	94,188
277	CME Australian Dollar Currency Future	12/18/2023	17,880,350	3,585
337	CME British Pound Currency Future	12/18/2023	25,717,313	70,500
6	CME E-Mini NASDAQ 100 Index Future	12/15/2023	1,783,980	17,240
86	CME E-mini Russell 2000 Index Futures	12/15/2023	7,733,980	265,455
2	CME E-Mini Standard & Poor’s 500 Index Future	12/15/2023	432,550	200
57	CME Euro Foreign Exchange Currency Future	12/18/2023	7,561,406	(38,244)
671	CME Japanese Yen Currency Future	12/18/2023	56,846,281	799,765
33	CME Nikkei 225 Index Future	12/07/2023	5,255,250	37,200
383	CME Swiss Franc Currency Future	12/18/2023	52,739,100	699,363
41	COMEX Copper Future(d)	03/26/2024	3,859,125	(47,200)
165	COMEX Copper Future(d)	12/27/2023	15,417,188	(187,475)
22	COMEX Gold 100 Troy Ounces Future(d)	12/27/2023	4,105,420	94,010
161	Eurex 10 Year Euro BUND Future	12/07/2023	21,895,592	373,390
11	Eurex 30 Year Euro BUXL Future	12/07/2023	1,422,941	74,366
47	Eurex DAX Index Future	12/15/2023	19,286,447	66,355
19	Euronext CAC 40 Index Future	10/20/2023	1,436,500	26,690
3	FTSE 100 Index Future	12/15/2023	280,763	3,304
63	KCBT Hard Red Winter Wheat Future(d)	12/14/2023	2,090,813	84,475
15	KCBT Hard Red Winter Wheat Future(d)	03/14/2024	504,188	19,938
13	Montreal Exchange 10 Year Canadian Bond Future	12/18/2023	1,101,933	(3,461)
34	Montreal Exchange S&P/TSX 60 Index Future	12/14/2023	5,889,121	160,845

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
23	NYBOT CSC C Coffee Future(d)	03/18/2024	$1,269,600	$38,644
94	NYBOT CSC C Coffee Future(d)	12/18/2023	5,151,788	162,000
158	NYMEX Henry Hub Natural Gas Futures(d)	10/27/2023	4,627,820	(28,490)
1	NYMEX NY Harbor ULSD Futures(d)	10/31/2023	138,625	1,873
27	NYMEX Platinum Future(d)	01/29/2024	1,236,465	53,405
69	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	10/31/2023	6,953,751	346,147
	TOTAL FUTURES CONTRACTS			$4,005,569

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 13.0%
	E-COMMERCE DISCRETIONARY - 0.9%
900	MercadoLibre, Inc.(a)			$1,141,092

	ENGINEERING & CONSTRUCTION - 1.1%
25,400	KBR, Inc.			1,497,076

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
11,500	Tradeweb Markets, Inc., Class A			922,300

	INTERNET MEDIA & SERVICES - 1.9%
800	Booking Holdings, Inc.(a)			2,467,160

	MEDICAL EQUIPMENT & DEVICES - 1.0%
24,500	Boston Scientific Corporation(a)			1,293,600

	OIL & GAS PRODUCERS - 6.3%
74,100	EQT Corporation			3,006,978
22,800	Pioneer Natural Resources Company			5,233,740
				8,240,718
	SOFTWARE - 0.7%
27,200	Nutanix, Inc., Class A(a)			948,736

	STEEL - 0.4%
14,400	ATI, Inc.(a)			592,560

	TOTAL COMMON STOCKS (Cost $16,794,701)			17,103,242

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 15.9%

	ASSET MANAGEMENT — 4.1%
17,000	AMG Capital Trust II	5.1500	10/15/37	826,052
83,800	APOLLO GLOBAL MANAGEMENT, INC.	6.7500	07/31/26	4,617,380
				5,443,432

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 15.9% (Continued)
	BANKING — 7.3%
4,448	Bank of America Corporation	7.2500	Perpetual	$4,947,110
4,200	Wells Fargo & Company - Series L	7.5000	Perpetual	4,683,000
				9,630,110
	ELECTRIC UTILITIES — 2.0%
70,200	NextEra Energy, Inc.	6.9260	09/01/25	2,655,666

	INDUSTRIAL INTERMEDIATE PROD — 2.5%
29,200	RBC Bearings, Inc.	5.0000	10/15/24	3,219,884

	TOTAL PREFERRED STOCKS (Cost $21,758,666)			20,949,092

Principal
Amount ($)
	CONVERTIBLE BONDS — 64.4%
	ASSET MANAGEMENT — 3.6%
4,700,000	Ares Capital Corporation	4.6250	03/01/24	4,767,563

	BIOTECH & PHARMA — 1.4%
1,803,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	1,786,052

	CONSUMER SERVICES — 1.2%
2,057,000	Chegg, Inc.(b)	0.0000	09/01/26	1,609,603

	E-COMMERCE DISCRETIONARY — 3.5%
6,090,000	Etsy, Inc.	0.2500	06/15/28	4,600,995

	ELECTRIC UTILITIES — 7.4%
4,250,000	Alliant Energy Corporation(c)	3.8750	03/15/26	4,105,500
6,120,000	PPL Capital Funding, Inc.(c)	2.8750	03/15/28	5,569,200
				9,674,700
	HEALTH CARE FACILITIES & SERVICES — 0.5%
635,000	PetIQ, Inc.	4.0000	06/01/26	614,759

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 64.4% (Continued)
	INTERNET MEDIA & SERVICES — 3.5%
5,365,000	Expedia Group, Inc.(b)	0.0000	02/15/26	$4,661,112

	LEISURE FACILITIES & SERVICES — 1.2%
2,150,000	DraftKings, Inc.(b)	0.0000	03/15/28	1,626,475

	MEDICAL EQUIPMENT & DEVICES — 3.0%
4,140,000	Dexcom, Inc.	0.2500	11/15/25	3,901,950

	REAL ESTATE INVESTMENT TRUSTS — 5.4%
2,360,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	2,186,068
4,850,000	Welltower OP, LLC(c)	2.7500	05/15/28	4,949,597
				7,135,665
	SOFTWARE — 25.1%
4,260,000	Alteryx, Inc.	1.0000	08/01/26	3,753,876
3,875,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	4,465,938
1,800,000	Datadog, Inc.	0.1250	06/15/25	2,112,300
4,649,000	Okta, Inc.	0.3750	06/15/26	4,046,955
2,941,000	PROS Holdings, Inc.	2.2500	09/15/27	3,085,109
4,602,000	Shopify, Inc.	0.1250	11/01/25	4,102,683
690,000	Splunk, Inc.	1.1250	09/15/25	741,405
5,820,000	Splunk, Inc.	1.1250	06/15/27	5,491,169
5,290,000	Tyler Technologies, Inc.	0.2500	03/15/26	5,107,494
				32,906,929
	TECHNOLOGY HARDWARE — 3.6%
4,833,080	Western Digital Corporation B	1.5000	02/01/24	4,750,918

	TECHNOLOGY SERVICES — 3.8%
5,380,928	Euronet Worldwide, Inc.	0.7500	03/15/49	4,943,727

	TRANSPORTATION & LOGISTICS — 1.2%
1,560,000	Southwest Airlines Company	1.2500	05/01/25	1,548,300

	TOTAL CONVERTIBLE BONDS (Cost $87,084,700)			84,528,748

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
8,650,977	First American Treasury Obligations Fund, Class X, 5.26% (Cost $8,650,977)(d)	$8,650,977

	TOTAL INVESTMENTS - 99.9% (Cost $134,289,044)	$131,232,059
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	130,688
	NET ASSETS - 100.0%	$131,362,747

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $16,810,365 or 12.8% of net assets.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2023.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%

	ASSET MANAGEMENT — 0.3%
16	Eaton Vance Senior Floating-Rate Trust	7.7280	Perpetual	$368,000
103	Eaton Vance Senior Floating-Rate Trust	7.4050	Perpetual	2,369,000
				2,737,000
	BANKING — 0.2%
253	CIB Marine(a)	0.0000	06/01/35	133,936
2,297	CIB Marine(a)	0.0000	06/01/35	1,217,264
				1,351,200
	SPECIALTY FINANCE — 0.0%(b)
500,000	SOLOSO CDO Ltd. 144A(a),(c)	0.0000	10/07/37	—
158,000	Tropic CDO V Ltd.(a)	0.0000	07/15/36	—
				—
	TOTAL PREFERRED STOCKS (Cost $4,123,224)			4,088,200

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9%
	AGENCY CMBS — 0.3%
30,025,484	Ginnie Mae Strip Series 3 23(d)		1.4000	09/16/45	2,224,348
1,356,535	Government National Mortgage Association Series 2013-43 IO(d),(e)		0.0250	08/16/48	366
					2,224,714
	AUTO LOAN — 0.6%
5,000,000	CAL Receivables, LLC Series 2022-1 B(c),(f)	SOFR30A + 4.350%	9.6630	10/15/26	4,938,462

	CDO — 1.0%
31,157	Ansonia CDO Ltd. Series 2006-1A AFL(c),(f)	TSFR1M + 0.414%	0.4090	07/28/46	31,127
15,854	Ansonia CDO Ltd. Series 2006-1A AFX(c)		5.7020	07/28/46	15,770
424,309	Aspen Funding I Ltd. Series 2002-1A B1(c)		9.0600	07/10/37	424,070
10,000,000	Bleecker Structured Asset Funding Ltd.		6.4330	04/01/35	483,810
5,304,759	Capitalsource Real Estate Loan Trust Series 2006-1A C(c),(f)	US0003M + 0.650%	6.1930	01/20/37	5,136,752
3,089,652	Nomura CRE CDO Ltd. Series 2007-2A D(c),(f)	TSFR3M + 0.712%	6.0914	05/21/42	408,752
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(c),(f)	TSFR3M + 0.912%	6.2810	11/05/35	1,338,904
379,063	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(c),(f)	US0003M + 0.550%	6.1820	02/08/35	301,355

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	CDO — 1.0% (Continued)
579,608	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(c),(f)	US0003M + 0.550%	6.1820	02/08/35	$397,031
					8,537,571
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%
118,319	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	111,581
48,374	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	45,302
40,129	Adjustable Rate Mortgage Trust Series 2004-5 2A1(e)		4.3220	04/25/35	38,766
132,682	Adjustable Rate Mortgage Trust Series 2005-2 3A1(e)		5.0150	06/25/35	125,651
74,376	Adjustable Rate Mortgage Trust Series 2005-4 1A1(e)		3.0480	08/25/35	58,882
456,010	Adjustable Rate Mortgage Trust Series 2005-5 2A1(e)		4.3920	09/25/35	389,055
218,949	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(f)	TSFR1M + 0.634%	5.9540	11/25/35	180,134
251,215	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(f)	TSFR1M + 0.654%	5.9740	11/25/35	205,123
148,435	Adjustable Rate Mortgage Trust Series 2005-10 3A31(e)		3.5250	01/25/36	136,166
380,987	Adjustable Rate Mortgage Trust Series 2005-10 3A11(e)		3.5250	01/25/36	350,531
91,245	Adjustable Rate Mortgage Trust Series 2005-10 1A1(e)		5.3860	01/25/36	83,160
118,684	Adjustable Rate Mortgage Trust Series 2005-10 6A1(f)	TSFR1M + 0.654%	5.9740	01/25/36	106,430
10,890	Alternative Loan Trust Series 2003-4CB 1A1		5.7500	04/25/33	10,356
63,508	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	54,214
68,430	Alternative Loan Trust Series 2005-17 1A2(f)	TSFR1M + 0.674%	5.9940	07/25/35	43,841
419,143	Alternative Loan Trust Series 2005-43 5A1(e)		5.0560	09/25/35	347,304
60,010	Alternative Loan Trust Series 2005-51 2A1(f)	TSFR1M + 0.714%	6.0390	11/20/35	54,363
29,821	Alternative Loan Trust Series 2005-63 5A1(e)		3.9390	12/25/35	26,635
1,537,163	Alternative Loan Trust Series 2006-J6 A2(d),(f)	TSFR1M + 5.386%	0.0660	09/25/36	70,129
1,259,969	Alternative Loan Trust Series 2006-J6 A1(f)	TSFR1M + 0.614%	2.6700	09/25/36	492,931
676,532	Alternative Loan Trust Series 2006-32CB A2(d),(f)	TSFR1M + 5.216%	0.0000	11/25/36	30,516
407,549	Alternative Loan Trust Series 2006-32CB A1(f)	TSFR1M + 0.784%	6.0000	11/25/36	205,578
102	Alternative Loan Trust Series 2006-OC11(f)	TSFR1M + 0.454%	5.7740	01/25/37	566
301,119	Alternative Loan Trust Series 2007-5CB 1A24(g)		0.0000	04/25/37	20,024
371,150	Alternative Loan Trust Series 2007-5CB 1A18(d),(f)	TSFR1M + 5.536%	0.2160	04/25/37	25,830
143,072	Alternative Loan Trust Series 2006-OA7 3A1(f)	TSFR1M + 0.534%	5.8540	06/25/46	100,624
482,409	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	454,267
363,746	American Home Mortgage Assets Trust Series 2006-1 2A1(f)	TSFR1M + 0.304%	5.6240	05/25/46	297,617
15,246	American Home Mortgage Investment Trust Series 2004-3 4A(f)	TSFR6M + 1.928%	4.0350	10/25/34	15,084
4,430,507	American Home Mortgage Investment Trust Series 2005-2 5A4D(h)		5.8280	09/25/35	3,239,926

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
428,833	American Home Mortgage Investment Trust Series 2006-2 3A1(f)	TSFR1M + 0.334%	0.8770	06/25/36	$59,448
6,625	American Home Mortgage Investment Trust Series 2004-1 1M1(f)	TSFR1M + 1.014%	6.3340	04/25/44	6,559
19,541	American Home Mortgage Investment Trust Series 2004-4 6A1(h)		6.0000	02/25/45	18,781
16,926	American Home Mortgage Investment Trust Series 2005-1 6A(f)	TSFR6M + 2.428%	7.8570	06/25/45	16,721
864,376	American Home Mortgage Investment Trust Series 2005-4 5A(f)	TSFR6M + 2.178%	1.9940	11/25/45	366,281
399,559	American Home Mortgage Investment Trust Series 2006-3 12A1(f)	TSFR1M + 0.494%	5.8140	12/25/46	374,350
1,120,804	American Home Mortgage Investment Trust Series 2007-1 GA1A(f)	TSFR1M + 0.274%	5.5940	05/25/47	734,425
599,498	Banc of America Alternative Loan Trust Series 2006-4 1A2(d),(f)	TSFR1M + 5.036%	0.0000	05/25/46	14,457
594,058	Banc of America Alternative Loan Trust Series 2006-4 1A1(f)	TSFR1M + 0.964%	6.0000	05/25/46	472,901
325,566	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	263,723
262,733	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	212,823
304,068	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	246,309
1,307,729	Banc of America Funding Corporation Series 2008-1 A2(e)		4.3690	09/25/48	1,255,098
692,407	Banc of America Funding Trust Series 2016-R2 1A1(c),(e)		4.7000	05/01/33	670,449
97,165	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	50,941
51,469	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	42,636
450,561	Banc of America Funding Trust Series 2004-B 6A1(e)		2.8880	12/20/34	362,326
151,580	Banc of America Funding Trust Series 2005-B 1A1(e)		4.3340	04/20/35	130,997
1,604,904	Banc of America Funding Trust Series 2005-E 2A1(e)		3.8200	05/20/35	1,376,026
120,407	Banc of America Funding Trust Series 2005-E 8A1(f)	12MTA + 1.430%	6.0560	06/20/35	85,523
54,459	Banc of America Funding Trust Series 2005-8 30PO(g)		0.0000	01/25/36	34,147
1,431,008	Banc of America Funding Trust Series 2006-A 5A1(e)		3.6560	02/20/36	1,255,271
1,006,150	Banc of America Funding Trust Series 2006-A 4A1(e)		4.0450	02/20/36	807,929
407,271	Banc of America Funding Trust Series 2006-B 7A1(e)		3.6300	03/20/36	337,312
170,663	Banc of America Funding Trust Series 2006-B 1A1(e)		4.3710	03/20/36	155,092
137,016	Banc of America Funding Trust Series 2006-C 4A1(e)		4.3150	04/20/36	113,162
557,946	Banc of America Funding Trust Series 2006-D 2A1(e)		3.4990	05/20/36	479,908
309,815	Banc of America Funding Trust Series 2006-F 1A2(e)		4.6770	07/20/36	264,370
17,305	Banc of America Funding Trust Series 2006-G 3A3(f)	TSFR12M + 2.465%	7.8840	07/20/36	16,884
72,130	Banc of America Funding Trust Series 2007-7 30PO(g)		0.0000	09/25/37	31,597
96,787	Banc of America Funding Trust Series 2006-I 5A1(e)		2.9120	10/20/46	78,741
49,286	Banc of America Funding Trust Series 2007-C 6A2(f)	TSFR1M + 0.654%	5.9790	05/20/47	47,909
342,841	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	175,141
4,900,985	Banc of America Mortgage Trust Series 2004-G 3A1(e)		5.2150	08/25/34	3,167,220

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
37,486	Banc of America Mortgage Trust Series 2005-A 2A2(e)		3.8690	02/25/35	$35,571
397,802	Banc of America Mortgage Trust Series 2005-G 4A3(e)		4.3180	08/25/35	349,779
962,624	Banc of America Mortgage Trust Series 2005-I 4A1(e)		4.1980	10/25/35	926,386
92,780	Banc of America Mortgage Trust Series 2006-A 1A1(e)		3.8890	02/25/36	76,472
74,468	Banc of America Mortgage Trust Series 2006-B 2A1(e)		4.0640	11/20/46	64,987
156,646	Bayview Commercial Asset Trust Series 2005-3A M5(c),(f)	TSFR1M + 1.074%	6.0740	11/25/35	142,467
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(c),(e)		4.5730	12/27/34	3,718,327
2,043,064	BCAP, LLC Trust Series 2009-RR10 1A2(c),(e)		6.0000	02/26/36	1,878,208
1,900,984	BCAP, LLC Trust Series 2010-RR11 3A3(c),(e)		3.7060	06/27/36	1,755,568
2,464,072	BCAP, LLC Trust Series 2011-RR4 7A1(c)		5.2500	04/26/37	1,347,872
7,754	Bear Stearns ALT-A Trust Series 2004-9 6A1(e)		5.7650	09/25/34	7,296
150,676	Bear Stearns ALT-A Trust Series 2004-12 2A4(e)		3.8280	01/25/35	135,428
47,048	Bear Stearns ALT-A Trust Series 2005-4 25A1(e)		4.3050	05/25/35	43,467
68,101	Bear Stearns ALT-A Trust Series 2005-10 23A1(e)		4.2860	01/25/36	60,492
4,097,099	Bear Stearns ALT-A Trust Series 2005-10 11A1(f)	TSFR1M + 0.614%	5.9340	01/25/36	3,636,366
2,103,042	Bear Stearns ALT-A Trust Series 2006-1 11A1(f)	TSFR1M + 0.594%	5.9140	02/25/36	1,837,071
1,667,981	Bear Stearns ALT-A Trust Series 2006-2 11A1(f)	TSFR1M + 0.554%	5.8740	04/25/36	1,445,119
368,880	Bear Stearns ALT-A Trust Series 2006-3 35A1(e)		3.9700	05/25/36	182,470
59,519	Bear Stearns ALT-A Trust Series 2006-3 33A1(e)		4.2610	05/25/36	38,232
180,827	Bear Stearns ALT-A Trust Series 2006-3 1A1(f)	TSFR1M + 0.494%	5.8140	05/25/36	144,729
39,088	Bear Stearns ALT-A Trust II Series 2007-1 1A1(e)		3.9780	09/25/47	19,001
41,915	Bear Stearns ARM Trust Series 2003-8 1A1(e)		4.3190	01/25/34	38,480
9,915	Bear Stearns ARM Trust Series 2004-1 21A1(e)		4.6780	04/25/34	9,492
370,656	Bear Stearns ARM Trust Series 2004-9 23A1(e)		5.8190	11/25/34	341,979
59,113	Bear Stearns ARM Trust Series 2004-10 21A1(e)		4.1060	01/25/35	52,951
151,326	Bear Stearns ARM Trust Series 2005-3 2A1(e)		4.7580	06/25/35	139,768
1,009,370	Bear Stearns ARM Trust Series 2005-6 3A1(e)		5.6080	08/25/35	907,463
348,527	Bear Stearns ARM Trust Series 2006-4 1A1(e)		5.1300	10/25/36	324,883
50,169	Bear Stearns ARM Trust Series 2007-5 3A1(e)		4.1610	08/25/47	41,757
3,319,583	Bear Stearns ARM Trust Series 2007-5 2A1(e)		4.7970	08/25/47	2,954,064
140,763	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(f)	TSFR1M + 1.114%	5.5000	08/25/35	86,558
8,890	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A5(h)		5.2500	10/25/33	8,590
23,392	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(h)		5.7500	10/25/33	23,885
768,549	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(f)	TSFR1M + 0.414%	5.7340	12/25/36	919,833

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
2,532	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(a),(e)		6.8060	03/25/31	$1,796
20,123	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(e)		6.8060	03/25/31	19,865
37,116,071	CBASS 1248MKAB1 DEL TR Series 2011-1A KAB1(c),(f)	TSFR1M + 0.574%	0.1050	02/25/37	676,667
165,902	Chase Mortgage Finance Trust Series 2005-S1 2A1		5.0000	05/25/35	160,784
934,255	ChaseFlex Trust Series Series 2005-2 3A4		7.5000	06/25/35	566,602
38,337	CHL Mortgage Pass-Through Trust Series 2003-56 3A7A(e)		4.0870	12/25/33	35,317
201,950	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(e)		3.7380	02/25/34	165,000
1,374,422	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(e)		1.0130	05/25/34	267,216
243,318	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	232,873
86,397	CHL Mortgage Pass-Through Trust Series 2004-7 2A1(a),(e)		0.0000	06/25/34	80,181
41,210	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(g)		0.0000	07/25/34	26,580
329,985	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(e)		5.3680	08/25/34	292,104
1,695	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(f)	TSFR1M + 0.834%	5.2900	03/25/35	534
1,864	CHL Mortgage Pass-Through Trust Series 2005-11 4A2(f)	TSFR1M + 0.434%	5.7540	04/25/35	1,029
243,294	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	143,066
152,251	CHL Mortgage Pass-Through Trust Series 2005-15 A4		5.1000	08/25/35	124,475
116,634	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(e)		3.7100	10/20/35	108,834
91,904	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	77,697
244,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	220,911
109,406	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(e)		4.2130	03/25/34	92,474
29,308	Citigroup Mortgage Loan Trust Series 2013-8 1A2(c),(e)		4.8420	05/25/35	25,036
291,689	Citigroup Mortgage Loan Trust Series 2009-4 7A5(c),(e)		5.4850	05/25/35	260,479
29,439	Citigroup Mortgage Loan Trust Series 2005-11 A3(f)	H15T1Y + 2.400%	6.4700	11/25/35	28,802
400,786	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(e)		4.0450	03/25/36	373,737
89,280	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(e)		4.4600	07/25/36	97,132
311,488	Citigroup Mortgage Loan Trust Series 2013-8 2A2(c),(e)		5.2010	11/25/36	218,944
1,558,307	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(c),(f)	TSFR1M + 0.184%	5.5040	01/25/37	1,365,110
726,250	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(f)	TSFR1M + 0.514%	5.8340	01/25/29	662,371
56,947	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	56,526
929,317	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	678,197
83,991	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(g)		0.0000	01/25/37	46,347
163,350	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(d),(f)	TSFR1M + 5.286%	0.0000	01/25/37	3,320
17,096	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	14,813
31,827,712	COMM Mortgage Trust Series 2007-C9 XS(c),(d),(e)		0.6210	12/10/49	622,980

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
360,361	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	$276,009
569,343	Credit Suisse First Boston Mortgage Securities Series MH29 B1(e)		8.1000	09/25/31	563,119
287,157	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(c),(e)		5.8230	03/25/32	264,331
111,927	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(e)		7.0000	06/25/32	104,412
21,099	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(e)		4.2340	11/25/32	15,655
82,736	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(e)		4.2340	11/25/32	77,623
439,595	Credit Suisse First Boston Mortgage Securities Series 2002-30 DB1(e)		7.3460	11/25/32	429,741
22,218	Credit Suisse First Boston Mortgage Securities Series 2002-34 DB1(e)		6.9180	12/25/32	20,463
61,325	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(e)		5.6550	04/25/33	43,581
113,697	Credit Suisse First Boston Mortgage Securities Series 2003-8 5A1		6.5000	04/25/33	109,927
25,740	Credit Suisse First Boston Mortgage Securities Series 2003-23 6A1		6.5000	09/25/33	25,207
199,157	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(f)	TSFR1M + 2.864%	8.1840	11/25/33	185,321
938,384	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(f)	TSFR1M + 2.214%	7.5340	02/25/34	961,895
51,841	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	43,170
795,631	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	667,439
2,109	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 6A1		5.0000	11/25/28	1,947
566,278	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	538,366
113,901	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(f)	TSFR1M + 3.014%	8.3340	07/25/33	109,358
55,932	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	54,100
209,571	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	203,842
120,269	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	118,126
9,585	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR30 5A1(e)		4.3000	01/25/34	9,277
5,848	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 6A1(e)		4.9720	06/25/34	5,640
592,411	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(f)	TSFR1M + 0.464%	5.7840	10/25/35	490,668
8,411,847	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 4A1		1.0240	11/25/35	1,508,154
34,485	CSFB Mortgage-Backed Trust Series Series 2004-AR6 7A1(e)		5.3740	10/25/34	34,188
116,495	CSMC Series 2014-4R 16A3(c),(f)	TSFR1M + 0.314%	4.2760	02/27/36	107,158
96,764	CSMC Series 2011-6R 4A2(c),(e)		3.9050	04/28/37	87,478
30,735	CSMC Mortgage-Backed Trust Series 2007-5 10A2		6.0000	04/25/29	28,029
1,991,626	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	1,202,932
520,877	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	282,584
955,067	CSMC Mortgage-Backed Trust Series 2007-3 1A1A(e)		1.7340	04/25/37	221,898
186,685	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	150,349

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
152,445	CSMC Mortgage-Backed Trust Series 2007-3 4A6(f)	TSFR1M + 0.364%	5.6840	04/25/37	$118,607
2,301,713	CSMC Mortgage-Backed Trust Series 2007-4 5A1		0.9530	06/25/37	291,142
190,188	CSMC Mortgage-Backed Trust Series 2007-4 1A1(f)	TSFR1M + 0.514%	5.8340	06/25/37	114,104
163,861	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(e)		4.8060	06/25/36	137,780
119,468	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(h)		6.3650	02/25/36	103,229
31,840	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(e)		5.5000	09/25/33	28,998
37,554	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(c),(f)	TSFR1M + 0.404%	5.7370	04/15/36	32,076
172,921	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(f)	TSFR1M + 0.954%	6.2820	09/19/44	150,396
272,431	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(f)	TSFR1M + 0.914%	6.2420	11/19/44	252,093
1,051,973	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(f)	TSFR1M + 0.914%	6.2420	11/19/44	886,877
2,337,354	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(f)	TSFR1M + 0.254%	5.5820	04/19/47	1,909,741
1,644	Fannie Mae Interest Strip Series 249 2(d)		6.5000	10/25/23	1
177,905	Fannie Mae Interest Strip Series 409 19(d),(e)		3.5000	04/25/27	4,960
143,636	Fannie Mae Interest Strip Series 356 17(d)		6.0000	01/25/35	25,638
310,204	Fannie Mae Interest Strip Series 362 2(d)		4.5000	08/25/35	45,405
197,765	Fannie Mae Interest Strip Series 387 5(d),(e)		5.0000	03/25/38	30,137
444,272	Fannie Mae Interest Strip Series 407 16(d)		5.0000	01/25/40	83,623
369,605	Fannie Mae REMICS Series 2010-55 SH(d),(f)	SOFR30A + 6.386%	1.0710	05/25/40	5,703
326,613	Fannie Mae REMICS Series 2018-95 SA(d),(f)	SOFR30A + 6.036%	0.7210	01/25/49	24,983
1,122,466	Fannie Mae Trust Series 2003-W6 5S(d),(f)	SOFR30A + 7.486%	2.1710	09/25/42	109,540
160,105	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(e)		5.1860	12/25/34	148,391
365,363	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(e)		5.1050	02/25/35	329,130
25,979	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(e)		4.9750	03/25/35	15,414
865,456	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(e)		6.3750	05/25/35	443,106
233,557	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(e)		6.2330	07/25/35	150,978
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(a),(e)		0.0000	07/25/36	—
21,774	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(e)		4.5650	05/25/30	21,026
19,218	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(e)		5.2470	05/25/30	18,294
162,886	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(f)	TSFR1M + 0.384%	5.7040	02/25/35	137,763
189,033	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(e)		4.3530	10/25/35	174,630
632,417	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(e)		4.6250	01/25/36	422,902
475,865	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(e)		3.5140	10/25/36	348,358
55,611	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(e)		4.5070	07/25/37	35,787

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
311,584	Freddie Mac REMICS Series 3753 SB(d),(f)	SOFR30A + 5.886%	0.5720	11/15/40	$22,789
270,309	Freddie Mac Strips Series 324 C21(d)		6.0000	06/15/39	56,419
294,644	Freddie Mac Strips Series 365 257(d),(e)		4.5000	05/15/49	60,922
2,931,004	Freddie Mac Structured Pass-Through Certificates Series 56 AIO(d),(e)		0.5240	05/25/43	72,364
451,085	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(f)	TSFR1M + 0.434%	5.7540	11/25/32	434,190
152,094	GMACM Mortgage Loan Trust Series 2004-J2 A9(g)		0.0000	06/25/34	123,222
1,821,793	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(e)		3.7230	07/19/35	1,452,327
456,887	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(e)		3.9240	11/19/35	392,510
205,554	Government National Mortgage Association Series 2012-104 DI(d),(h)		4.0000	09/16/25	44
161,023	Government National Mortgage Association Series 2003-12 S(d),(f)	TSFR1M + 7.436%	2.1110	02/20/33	2,194
158,259	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	20,770
165,640	Government National Mortgage Association Series 2015-79 GI(d)		5.0000	10/20/39	30,293
130,548	Government National Mortgage Association Series 2011-71 SG(d),(f)	TSFR1M + 5.286%	0.0000	05/20/41	7,013
154,069	Government National Mortgage Association Series 2011-89 SA(d),(f)	TSFR1M + 5.336%	0.0110	06/20/41	8,439
689,084	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(f)	12MTA + 2.000%	6.6260	03/25/36	596,584
68,073	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(f)	TSFR1M + 0.534%	5.8540	04/25/36	57,315
451,155	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(f)	TSFR1M + 0.634%	5.9540	10/25/45	437,221
206,488	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(f)	TSFR1M + 0.674%	5.9940	11/25/45	138,329
562,548	GreenPoint Mortgage Loan Trust Series 2004-1 A(f)	TSFR1M + 1.264%	6.5840	10/25/34	437,865
330,299	GreenPoint MTA Trust Series 2005-AR3 1A1(f)	TSFR1M + 0.594%	5.9140	08/25/45	250,706
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(c),(e)		7.7500	05/19/27	139,308
58,416	GSMPS Mortgage Loan Trust Series 1998-3 A(c),(e)		4.8920	09/19/27	57,567
49,455	GSMPS Mortgage Loan Trust Series 1998-1 A(c),(e)		8.0000	09/19/27	46,307
151,061	GSMPS Mortgage Loan Trust Series 1999-2 A(c),(e)		8.0000	09/19/27	147,255
425,761	GSMPS Mortgage Loan Trust Series 2001-2 A(c),(e)		7.5000	06/19/32	386,520
120,484	GSR Mortgage Loan Trust Series 2003-1 B1(e)		4.1170	03/25/33	110,376
13,474	GSR Mortgage Loan Trust Series 2003-1 A2(f)	H15T1Y + 1.750%	6.7800	03/25/33	13,158
92,325	GSR Mortgage Loan Trust Series 2003-3F B3(e)		5.9590	04/25/33	86,293
108,836	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	104,025
169,496	GSR Mortgage Loan Trust Series 2003-4F B3(e)		5.9130	05/25/33	169,438
383,209	GSR Mortgage Loan Trust Series 2003-9 A2(f)	TSFR12M + 2.465%	7.8730	08/25/33	354,375
12,386	GSR Mortgage Loan Trust Series 2004-8F 2A3		6.0000	09/25/34	12,053
14,500	GSR Mortgage Loan Trust Series 2004-13F 3A3		6.0000	11/25/34	13,705
104,297	GSR Mortgage Loan Trust Series 2004-15F 3A1(f)	TSFR1M + 0.414%	5.7340	12/25/34	95,775

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
18,214	GSR Mortgage Loan Trust Series 2005-5F 8A7		5.5000	06/25/35	$17,557
14,876	GSR Mortgage Loan Trust Series 2005-AR6 2A2(e)		4.2460	09/25/35	13,637
7,546	GSR Mortgage Loan Trust Series 2005-AR6 1A1(e)		4.9420	09/25/35	7,413
59,027	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	55,048
194,419	GSR Mortgage Loan Trust Series 2005-AR5 1A1(e)		5.2300	10/25/35	179,520
284,064	GSR Mortgage Loan Trust Series 2005-AR7 5A1(e)		4.2690	11/25/35	234,105
16,345	GSR Mortgage Loan Trust Series 2005-AR7 3A1(e)		5.3620	11/25/35	14,954
378,708	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	338,405
505,406	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	451,620
1,166,592	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	1,046,124
40,802	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	66,938
26,667	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	35,950
828,687	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	595,704
1,443,752	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,238,485
1,705,936	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,463,394
911,782	GSR Mortgage Loan Trust Series 2006-1F 1A6(f)	TSFR1M + 1.064%	6.3840	02/25/36	1,703,485
200	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,167,000
100	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	852,500
100	GSR Mortgage Loan Trust Series 2006-4F 2A11(a)		5.5000	05/25/36	470,000
84,002	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	120,877
447,131	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	643,410
226,925	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	326,539
10,991	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,840,000
818,131	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,703,085
437,173	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	930,822
244,086	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	312,164
790,996	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	467,296
523,487	GSR Mortgage Loan Trust Series 2007-AR1 3A1(e)		3.3680	03/25/37	455,226
620,856	GSR Mortgage Loan Trust Series 2007-AR1 1A1(e)		3.5320	03/25/37	339,151
122,131	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(e)		4.5450	05/25/37	104,636
875,296	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	2,005,499
55,761	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	81,323
2,440,764	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,702,355
74,377	HarborView Mortgage Loan Trust Series 2003-1 B1(e)		4.5510	05/19/33	57,276

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
271,962	HarborView Mortgage Loan Trust Series 2004-1 B1(e)		4.8540	04/19/34	$210,881
1,030,817	HarborView Mortgage Loan Trust Series 2004-8 3A2(f)	TSFR1M + 0.914%	6.2420	11/19/34	775,910
75,301	HarborView Mortgage Loan Trust Series 2004-9 4A2(f)	TSFR1M + 0.894%	6.2220	12/19/34	65,247
3,162	HarborView Mortgage Loan Trust Series 2005-1 2A1B(f)	TSFR1M + 0.774%	6.1020	03/19/35	2,401
3,117,382	HarborView Mortgage Loan Trust Series 2005-2 1A(f)	TSFR1M + 0.634%	1.5140	05/19/35	952,142
48,620	HarborView Mortgage Loan Trust Series 2005-4 4A(e)		4.7000	07/19/35	42,809
202,117	HarborView Mortgage Loan Trust Series 2005-8 1A2A(f)	TSFR1M + 0.774%	6.1020	09/19/35	133,722
21,532	HarborView Mortgage Loan Trust Series 2005-14 2A1A(e)		5.6290	12/19/35	14,954
169,171	HarborView Mortgage Loan Trust Series 2005-14 3A1A(e)		5.7250	12/19/35	158,007
1,959,122	HarborView Mortgage Loan Trust Series 2005-16 4A1B(f)	12MTA + 2.000%	6.6260	01/19/37	1,390,101
1,134	Impac CMB Trust Series 2003-8 2M2(f)	TSFR1M + 2.739%	8.0590	10/25/33	1,117
2,064	Impac CMB Trust Series 2003-8 2B1(f)	TSFR1M + 4.614%	9.9340	10/25/33	2,011
83,185	Impac CMB Trust Series 2004-10 3A2(f)	TSFR1M + 0.914%	6.2340	03/25/35	77,705
200,644	Impac CMB Trust Series 2005-4 2A2(f)	TSFR1M + 0.494%	6.1940	05/25/35	185,394
910,400	Impac CMB Trust Series 2005-4 2B1(f)	TSFR1M + 1.764%	7.9090	05/25/35	867,743
204,364	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(e)		5.2960	08/25/33	189,949
133,969	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(e)		4.8130	07/25/35	117,382
3,948	Impac Secured Assets Trust Series 2006-2 2M3(f)	TSFR1M + 1.764%	7.0840	08/25/36	3,945
129,906	IndyMac ARM Trust Series 2001-H1 1A(e)		5.1990	08/25/31	68,053
78,597	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(g)		0.0000	09/25/37	44,113
82,882	IndyMac INDA Mortgage Loan Trust Series 2005-AR1 2A1(e)		4.2550	11/25/35	81,058
17,624	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(e)		4.3220	01/25/36	16,387
70,422	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(e)		4.5520	08/25/37	66,986
28,199	IndyMac INDX Mortgage Loan Trust Series 2004-AR10 2A2B(f)	TSFR1M + 1.034%	6.3540	05/25/34	24,572
161,861	IndyMac INDX Mortgage Loan Trust Series 2004-AR5 2A1A(f)	TSFR1M + 0.974%	6.2940	08/25/34	139,165
1,979,439	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(e)		4.5690	07/25/35	1,820,752
153,838	IndyMac INDX Mortgage Loan Trust Series 2006-AR2 2A1(f)	TSFR1M + 0.534%	5.8540	02/25/46	110,573
1,030,461	Jefferies Resecuritization Trust Series 2009-R6 7A5(c),(e)		4.8680	08/26/35	935,562
551,247	Jefferies Resecuritization Trust Series 2009-R7 6A2(c),(e)		4.1320	10/21/35	533,073
409,370	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	273,379
3,570,431	JP Morgan Alternative Loan Trust Series 2006-A1 2A2(e)		4.0290	03/25/36	2,736,984
41,122	JP Morgan Alternative Loan Trust Series 2006-S2 A4(h)		6.6900	05/25/36	40,664
2,313	JP Morgan Mortgage Trust Series 2004-S2 3A1		5.5000	11/25/24	2,289
453,452	JP Morgan Mortgage Trust Series 2004-S2 2A13(f)	TSFR1M + 0.514%	5.8340	11/25/34	407,370

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
208,873	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	$181,826
29,149	JP Morgan Mortgage Trust Series 2005-A3 11A2(e)		4.3700	06/25/35	26,862
394,594	JP Morgan Mortgage Trust Series 2005-A6 5A1(e)		5.3090	08/25/35	390,220
727,391	JP Morgan Mortgage Trust Series 2005-A8 1A1(e)		4.1170	11/25/35	592,687
50,985	JP Morgan Mortgage Trust Series 2007-A2 3A1(e)		3.8580	04/25/37	40,646
201,838	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	188,371
87,172	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	82,823
128,951	Lehman Mortgage Trust Series 2005-2 5A2(a),(f)	TSFR1M + 27.533%	3.0630	12/25/35	85,703
682,613	Lehman Mortgage Trust Series 2005-2 AX(d)		5.5000	12/25/35	102,411
800,785	Lehman Mortgage Trust Series 2005-2 5A1(f)	TSFR1M + 1.014%	6.3340	12/25/35	473,312
1,381,453	Lehman Mortgage Trust Series 2007-5 8A1(f)	TSFR1M + 0.394%	2.2670	08/25/36	286,637
1,398,162	Lehman Mortgage Trust Series 2007-5 8A2(d),(f)	TSFR1M + 7.606%	2.2860	08/25/36	183,743
439,838	Lehman Mortgage Trust Series 2006-7 5A1(e)		1.3870	09/25/36	100,619
116,010	Lehman Mortgage Trust Series 2007-3 2A1(g)		0.0000	03/25/37	78,504
230,473	Lehman Mortgage Trust Series 2007-10 2A2		1.7680	01/25/38	64,820
188,357	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	128,197
724,498	Lehman XS Trust Series 2005-5N 1A2(f)	TSFR1M + 0.474%	5.7940	11/25/35	689,079
274,800	Lehman XS Trust Series 2006-2N 1A1(f)	TSFR1M + 0.634%	5.9540	02/25/46	237,765
17,809	Luminent Mortgage Trust Series 2006-7 2A1(f)	TSFR1M + 0.454%	5.7740	12/25/36	15,233
271,339	Luminent Mortgage Trust Series 2006-7 1A1(f)	TSFR1M + 0.474%	5.7940	12/25/36	244,772
474,082	Luminent Mortgage Trust Series 2007-2 2A1(f)	TSFR1M + 0.574%	5.8940	05/25/37	422,448
367,752	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(f)	TSFR1M + 2.364%	7.6840	11/25/34	353,624
2,523,705	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(f)	TSFR1M + 3.514%	8.8340	01/25/35	2,039,503
1,799,463	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(e)		1.8360	07/25/35	651,365
1,024,694	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(e)		1.8360	07/25/35	380,252
3,089,701	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(e)		3.7510	11/25/36	1,723,189
3,769,603	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(f)	12MTA + 0.800%	5.4260	12/25/46	2,699,118
324,390	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(f)	12MTA + 0.800%	5.4260	12/25/46	247,124
2,398,287	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1A(f)	12MTA + 0.850%	5.4760	12/25/46	2,066,968
1,589,331	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1B(f)	12MTA + 1.200%	5.8260	12/25/46	1,369,335
666,204	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A3(f)	12MTA + 0.740%	5.1700	01/25/47	656,874
2,128	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A1(f)	TSFR1M + 0.434%	5.7540	01/25/47	2,100
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(f)	TSFR1M + 0.794%	6.1140	05/25/47	243,308
26,483	MASTR Alternative Loan Trust Series 2003-4 3A1		6.0000	06/25/33	25,737

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
39,987	MASTR Alternative Loan Trust Series 2003-5 4A1		5.5000	07/25/33	$37,960
15,851	MASTR Alternative Loan Trust Series 2003-7 7A18		5.7500	11/25/33	14,786
14,791	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	13,953
32,774	MASTR Alternative Loan Trust Series 2004-11 1A1(e)		5.8010	10/25/34	30,850
17,870	MASTR Alternative Loan Trust Series 2004-12 4A1		5.5000	12/25/34	17,026
545,609	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	286,281
48,549	MASTR Alternative Loan Trust Series 2005-1 2A1		6.0000	02/25/35	46,872
56,384	MASTR Alternative Loan Trust Series 2005-6 30PO(g)		0.0000	12/25/35	14,145
36,447	MASTR Alternative Loan Trust Series 2006-2 PO(g)		0.0000	03/25/36	13,921
35,418	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	33,081
84,558	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	76,369
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	93,282
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	839,969
1,428,039	MASTR Reperforming Loan Trust Series 2005-1 1A4(c)		7.5000	08/25/34	1,086,646
51,179	MASTR Seasoned Securitization Trust Series 2003-1 3A2(f)	TSFR1M + 0.514%	5.8340	02/25/33	47,907
76,069	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(c),(e)		5.8930	10/20/29	71,704
46,909	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(c),(e)		5.8930	10/20/29	44,214
1,837,892	MERIT Securities Corporation Series 11PA B3(c),(f)	US0001M + 2.250%	7.6830	09/28/32	1,605,120
136,515	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	126,960
317,035	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(e)		3.7250	04/25/37	279,413
155,907	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(g)		0.0000	08/25/36	7,014
47,573	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(f)	TSFR1M + 1.059%	6.3790	08/25/28	41,625
36,160	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(f)	TSFR1M + 2.364%	7.6840	08/25/28	30,647
179,034	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(f)	TSFR1M + 1.014%	6.3340	10/25/28	164,166
124,316	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(e)		4.9820	06/25/37	120,777
81,882	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(e)		4.5430	03/25/33	66,052
1,150,840	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(e)		4.7620	09/25/35	919,028
110,480	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(e)		5.7140	03/25/33	96,076
96,909	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	10/25/23	61,947
174,219	Morgan Stanley Mortgage Loan Trust Series 2006-7 2A		6.0000	06/25/31	110,668
29,038	Morgan Stanley Mortgage Loan Trust Series 2004-3 3A		6.0000	04/25/34	27,819
321,719	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(f)	TSFR1M + 0.614%	5.9340	04/25/35	238,158
184,857	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	163,711

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
766,654	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	$449,075
90,037	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	76,600
15,578	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(c)		5.5000	11/26/34	13,964
1,144,653	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(c),(e)		4.0170	11/21/35	986,458
10,604,536	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(f)	US0001M + 0.340%	5.7840	04/16/36	6,284,718
2,610,689	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(f)	TSFR1M + 0.514%	5.8340	04/25/36	1,884,102
144,740	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(f)	TSFR1M + 0.574%	5.8940	04/25/36	133,419
274,100	MortgageIT Trust Series 2004-1 B2(f)	TSFR1M + 3.339%	8.6590	11/25/34	261,718
338,798,775	MortgageIT Trust Series 2005-2(a)		0.0000	05/25/35	2,675,000
66,133	MortgageIT Trust Series 2005-2 1B1(f)	US0001M + 1.425%	6.8590	05/25/35	64,862
11,232,536	New Residential Mortgage Loan Trust Series 2019-5A B4IA(c),(d),(e)		0.5000	08/25/59	252,734
15,786,754	New Residential Mortgage Loan Trust Series 2019-5A B5IB(c),(d),(e)		0.7500	08/25/59	528,803
204,522	New York Mortgage Trust Series 2006-1 2A3(e)		3.9940	05/25/36	171,273
18,976	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(a),(h)		5.8030	03/25/34	18,002
116,674	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(f)	TSFR1M + 1.134%	6.4540	08/25/34	111,275
7,604	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP3 A5A(h)		6.0710	10/25/34	7,401
1,913,733	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(f)	TSFR1M + 1.814%	7.1340	10/25/34	1,924,859
1,119,015	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR4 M2(f)	TSFR1M + 1.614%	6.9340	12/25/34	928,847
450,392	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 1A1B(e)		1.4650	05/25/36	85,115
208,448	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(e)		5.0230	06/25/36	150,994
99,404	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(f)	TSFR1M + 0.494%	0.4760	09/25/46	89,409
70,099	Ocwen Residential MBS Corporation Series 1999-R2 B2(c),(e)		0.6910	06/25/39	29,914
125,104	Opteum Mortgage Acceptance Corp Asset Backed Series 2005-1 M7(f)	TSFR1M + 2.139%	7.4590	02/25/35	132,565
238,272	PHHMC Series Trust Series 2006-4 B1(e)		6.2880	12/18/36	221,505
71,116	Popular A.B.S, Inc. Series 1998-1 A1(h)		7.2000	12/25/29	64,761
82,065	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	76,032
2,928	Prime Mortgage Trust Series 2005-1 2A4(c)		5.5000	09/25/34	2,916
1,757,639	Prime Mortgage Trust Series 2006-DR1 2A1(c)		5.5000	05/25/35	1,474,635
474,629	Prime Mortgage Trust Series 2006-DR1 2A2(c)		6.0000	05/25/35	356,825
12,943	Prime Mortgage Trust Series 2005-4 1A2		5.0000	10/25/35	11,414
96,505	Prime Mortgage Trust Series 2005-4 1A5		5.2500	05/25/44	85,225

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
288,350	RALI Series Trust Series 2004-QA4 NB21(e)		4.3590	09/25/34	$267,186
376,152	RALI Series Trust Series 2004-QA4 NB1(e)		5.3980	09/25/34	331,430
412,131	RALI Series Trust Series 2004-QA6 NB2(e)		3.9830	12/26/34	372,883
566,521	RALI Series Trust Series 2004-QA6 NB4(e)		4.5100	12/26/34	510,567
1,783,695	RALI Series Trust Series 2005-QA2 A1I(e)		1.4410	02/25/35	594,904
175,056	RALI Series Trust Series 2005-QA2 NB2(e)		4.1310	02/25/35	148,295
1,881,017	RALI Series Trust Series 2005-QA2 A1II(e)		4.1700	02/25/35	1,166,753
195,367	RALI Series Trust Series 2005-QA3 NB4(a),(e)		0.0000	03/25/35	56,978
62,174	RALI Series Trust Series 2005-QA3 NB1(e)		3.6150	03/25/35	32,398
130,182	RALI Series Trust Series 2005-QA4 A42(e)		4.2250	04/25/35	121,955
116,026	RALI Series Trust Series 2005-QA4 A5(e)		5.3000	04/25/35	105,338
1,108,402	RALI Series Trust Series 2005-QS5 A3		5.7000	04/25/35	1,059,277
719,695	RALI Series Trust Series 2005-QA6 NB23(e)		4.4860	05/25/35	363,032
66,239	RALI Series Trust Series 2005-QA8 NB2(e)		4.4300	07/25/35	59,675
403,270	RALI Series Trust Series 2005-QA8 CB21(e)		4.9920	07/25/35	224,241
2,628,176	RALI Series Trust Series 2005-QA9 NB21(e)		1.7660	08/25/35	998,970
1,432,741	RALI Series Trust Series 2005-QA9 CB3(e)		4.5370	08/25/35	1,296,806
4,997,583	RALI Series Trust Series 2005-QA11 3A1(e)		1.7670	10/25/35	1,779,550
662,554	RALI Series Trust Series 2005-QA11 6A1(e)		5.8660	10/25/35	553,699
1,329,391	RALI Series Trust Series 2005-QA12 CB3(e)		4.8720	12/25/35	1,187,922
127,499	RALI Series Trust Series 2006-QA2 3A1(e)		6.3440	02/25/36	107,536
7,372,796	RALI Series Trust Series 2006-QS11 2A1		1.9890	08/25/36	2,378,970
56,494	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	41,010
299,767	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	221,103
597,401	RALI Series Trust Series 2005-QO4 2A1(f)	TSFR1M + 0.674%	5.9940	12/25/45	456,900
2,949,446	RALI Series Trust Series 2007-QO5 A(f)	12MTA + 3.120%	0.9070	08/25/47	522,209
477,762	RAMP Series Trust Series 2003-SL1 A41(a)		8.0000	04/25/31	467,222
470,763	RAMP Series Trust Series 2005-SL2 A5		4.1780	10/25/31	219,933
779,230	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	693,065
358,318	RAMP Series Trust Series 2005-SL1 A3		0.9750	05/25/32	46,783
448,647	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	289,907
269,963	RAMP Series Trust Series 2004-SL4 A5		2.5900	07/25/32	107,174
2,345,830	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,984,577
583,918	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	485,360

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
1,334,608	RBSSP Resecuritization Trust Series 2009-6 8A3(c),(e)		3.1630	08/26/35	$473,529
85,594	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	77,637
510,773	Reperforming Loan REMIC Trust Series 2005-R2 1AS(c),(d),(e)		0.4190	06/25/35	12,443
395,519	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(f)	TSFR1M + 0.534%	5.8540	07/25/36	358,750
221,960	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	147,729
22,096	Residential Asset Securitization Trust Series 2004-A2 1A8		5.2500	05/25/34	20,271
368,152	Residential Asset Securitization Trust Series 2004-A2 2A1(f)	TSFR1M + 0.664%	5.9840	05/25/34	359,617
227,691	Residential Asset Securitization Trust Series 2006-A3CB PO(g)		0.0000	01/25/46	17,810
198,336	Residential Asset Securitization Trust Series 2006-A3CB AX(d),(e)		6.0000	01/25/46	41,849
1,245,862	RFMSI Series Trust Series 2005-SA1 2A(e)		3.7070	03/25/35	1,097,217
261,865	RFMSI Series Trust Series 2005-SA3 3A(e)		4.8680	08/25/35	212,372
728,969	RFMSI Series Trust Series 2005-SA5 2A(e)		4.3720	11/25/35	634,870
108,315	RFMSI Series Trust Series 2006-SA1 2A1(e)		5.4000	02/25/36	97,177
220,403	RFMSI Series Trust Series 2006-SA3 3A1(e)		5.3670	09/25/36	192,873
122,065	RFMSI Series Trust Series 2006-SA4 2A1(e)		5.2510	11/25/36	103,383
308,027	Sequoia Mortgage Trust Series 4 B(f)	TSFR1M + 1.364%	6.6790	04/22/25	228,348
51,062	Sequoia Mortgage Trust Series 6 B2(f)	TSFR1M + 1.164%	6.4920	04/19/27	46,435
27,863	Sequoia Mortgage Trust Series 2003-4 2B2(e)		6.4600	07/20/33	23,519
41,932	Sequoia Mortgage Trust Series 2003-4 2B3(e)		6.4600	07/20/33	35,016
19,438	Sequoia Mortgage Trust Series 2003-4 2B5(e)		6.4600	07/20/33	14,858
157,025	Sequoia Mortgage Trust Series 2004-1 B1(f)	TSFR1M + 0.939%	6.2640	02/20/34	105,022
736	Sequoia Mortgage Trust Series 2004-5 B1(f)	TSFR1M + 0.834%	6.1590	06/20/34	637
33	Sequoia Mortgage Trust Series 2004-6 B1(f)	TSFR1M + 0.864%	6.1890	07/20/34	27
33,345	Sequoia Mortgage Trust Series 2013-2 B3(e)		3.6330	02/25/43	30,989
160,575	Sequoia Mortgage Trust Series 2007-1 3A1(e)		4.6830	01/20/47	120,199
18,291	Shellpoint Asset Funding Trust Series 2013-1 B2(c),(e)		3.8480	07/25/43	17,785
40,443	Sofi Mortgage Trust Series 2016-1A 1AMF(c),(e)		3.0000	11/25/46	34,295
47,216	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 1A1(e)		4.9530	03/25/34	42,154
1,438,539	Structured Adjustable Rate Mortgage Loan Trust Series 2004-7 A1(f)	TSFR1M + 0.519%	5.8390	06/25/34	1,281,329
771,391	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(f)	TSFR1M + 0.424%	5.7440	07/25/35	465,022
201,917	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(e)		3.9050	04/25/47	181,551
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(f)	TSFR1M + 3.414%	8.7340	10/25/33	1,724,468
201,423	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(e)		4.6560	10/19/34	176,087
196,020	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(f)	TSFR1M + 0.514%	5.8420	02/19/35	180,886

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
1,181,891	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(f)	TSFR1M + 0.514%	5.8340	02/25/36	$922,724
352,135	Structured Asset Mortgage Investments II Trust Series 2006-AR1 3A1(f)	TSFR1M + 0.574%	5.8940	02/25/36	270,394
70,322	Structured Asset Mortgage Investments II Trust Series 2006-AR2 A1(f)	TSFR1M + 0.574%	5.8940	02/25/36	58,940
2,262,612	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(f)	TSFR1M + 0.734%	6.0540	02/25/36	2,134,988
4,514,250	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(e)		1.2330	05/25/36	1,140,216
150,181	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(e)		3.9610	05/25/36	81,002
59,104	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(f)	TSFR1M + 0.264%	5.7340	02/25/37	53,331
695,269	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(f)	TSFR1M + 0.374%	2.5090	03/25/37	226,307
1,408,707	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(f)	TSFR1M + 0.534%	3.0960	05/25/46	563,758
734,850	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(f)	TSFR1M + 0.534%	5.8540	05/25/46	486,492
43,010	Structured Asset Mortgage Investments Trust Series 2001-4 A1(e)		3.5250	10/25/24	39,232
402,184	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(f)	TSFR1M + 1.314%	6.6420	05/19/33	355,768
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2(a)		6.5000	07/25/28	292,218
1,749,013	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A B1(f)		5.8050	01/25/34	1,288,889
18,737	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(e)		6.0360	11/25/32	18,336
110,436	Structured Asset Securities Corp Assistance Loan Series AL2 B1(c)		3.3560	01/25/31	64,909
1,182,301	Structured Asset Securities Corp Mor Cer Ser Series 2003-31A B1(e)		5.8970	10/25/33	1,031,166
83,530	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(h)		3.9000	08/25/33	82,000
464,228	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(h)		4.9130	06/25/34	433,422
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	310,133
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.7170	07/25/36	178,237
1,225,873	TBW Mortgage-Backed Trust Series 2006-6 A2B(h)		1.2070	01/25/37	274,468
937,589	Terwin Mortgage Trust Series 2006-9HGA A3(c),(f)	TSFR1M + 0.674%	1.4590	10/25/37	296,282
308,312	Terwin Mortgage Trust Series 2007-6ALT A2(c),(f)	TSFR1M + 0.714%	6.0340	08/25/38	222,308
58,123	Thornburg Mortgage Securities Trust Series 2005-1 A5(e)		4.1140	04/25/45	54,444
132,794	Thornburg Mortgage Securities Trust Series 2007-3 2A1(f)	TSFR12M + 1.965%	7.4310	06/25/47	123,816
5,699,459	Voyager CBASS Delaware Trust Series 2009-1 KAB1(c),(e)		0.1050	02/26/37	60,227
15,471,592	Voyager CBASS Delaware Trust Series 2009-1 KAA3(c),(e)		0.1350	02/26/37	164,279
733,022	Voyager CNTYW Delaware Trust Series 2009-1 3QB1(c),(e)		5.6970	03/16/30	686,114
777,687	Voyager CNTYW Delaware Trust Series 2009-1 3MY5(c),(e)		5.7470	12/16/33	742,547
937,157	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(c),(e)		5.6870	02/16/36	852,616
3,103,995	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(c),(e)		5.6870	02/16/36	2,801,016
7,839,721	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(c),(e)		5.6470	05/16/36	7,201,017

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
2,449,629	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(c),(d),(e)		1.9960	02/25/38	$566,357
1,031,916	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(e)		3.9040	08/20/35	909,711
402,771	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(e)		5.3720	08/20/35	378,931
47,134	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(e)		2.8580	05/20/36	42,930
304,290	Wachovia Mortgage Loan Trust, LLC Series 2007-A 4A1(e)		5.0630	03/20/37	269,557
114,677	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(e)		3.7330	12/19/39	104,685
39,110	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(c),(e)		3.7330	12/19/39	34,345
29,344	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(c),(e)		3.7330	12/19/39	25,397
23,350	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(c),(e)		3.7330	12/19/39	17,332
101,459	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(e)		4.4950	10/25/32	93,502
218,023	WaMu Mortgage Pass-Through Certificates Series 2002-S8 1A7		5.7500	01/25/33	200,312
430,193	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(e)		4.1930	02/25/33	383,121
983,587	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(e)		4.7250	06/25/33	479,680
27,748	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(e)		4.8270	06/25/33	27,266
142,923	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(e)		5.3460	06/25/33	132,612
89,813	WaMu Mortgage Pass-Through Certificates Series 2003-AR8 A(e)		5.6260	08/25/33	84,798
148,509	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(e)		4.8550	09/25/33	116,620
739,110	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(e)		5.8920	01/25/34	676,043
70,473	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	67,581
9,699	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 2A		5.5000	07/25/34	9,303
74,419	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(e)		3.8680	12/25/35	65,610
49,093	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(e)		3.7390	10/25/36	42,064
229,950	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(e)		4.0160	11/25/41	190,756
163,002	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(f)	12MTA + 1.400%	5.8300	06/25/42	142,973
84,255	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(f)	12MTA + 1.400%	5.8300	06/25/42	71,942
13,651	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(f)	12MTA + 1.400%	5.8300	06/25/42	9,215
81,685	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(f)	12MTA + 1.400%	5.8300	06/25/42	71,003
13,552	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(f)	12MTA + 1.400%	5.8300	08/25/42	7,773
55,553	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(f)	12MTA + 1.400%	5.8300	08/25/42	51,047
2,173,332	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 2A(f)	12MTA + 0.980%	5.4100	07/25/46	1,839,216
11,123	WaMu Pass Through Certificates Series 2002-AR12 B1(e)		4.3250	10/25/32	10,238
6,987	WaMu Pass Through Certificates Series 2002-AR12 B2(e)		4.3250	10/25/32	6,223

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6% (Continued)
1,306,142	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	$1,019,810
75,286	Washington Mutual Mortgage Pass-Through Series 2005-1 1A1		5.5000	03/25/35	66,907
1,831,671	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(f)	TSFR1M + 0.614%	5.9340	02/25/36	1,487,181
311,752	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	224,786
261,423	Washington Mutual Mortgage Pass-Through Series 2007-3 A2		6.0000	04/25/37	214,363
52,866	Washington Mutual Mortgage Pass-Through Series 2006-AR2 A1A(f)	12MTA + 0.940%	5.3700	04/25/46	43,284
406,098	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(f)	12MTA + 0.940%	5.3700	07/25/46	244,060
830,955	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(f)	12MTA + 0.960%	5.3900	08/25/46	448,570
153,012	Washington Mutual Mortgage Pass-Through Series 2006-AR8 2A(f)	12MTA + 0.850%	5.2800	10/25/46	124,892
26,847	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(c)		6.5000	10/19/29	24,716
26,847	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(c)		6.5000	10/19/29	24,731
340,406	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(a),(c),(e)		5.7659	02/25/33	38,576
36,663	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(e)		3.9960	02/25/33	33,906
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(a),(e)		5.7500	03/25/33	85,605
37,909	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	35,367
29,765	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	29,286
613,127	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(e)		4.0920	05/25/33	576,685
651,180	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(e)		7.0000	07/25/33	512,236
1,347	Wells Fargo Mortgage Backed Securities Series 2006-20 A1(a)		5.5000	10/25/23	1,340
37,024	Wells Fargo Mortgage Backed Securities Series 2003-I B2(e)		6.0730	09/25/33	28,695
23,445	Wells Fargo Mortgage Backed Securities Series 2004-K 1A2(e)		5.6150	07/25/34	24,085
38,898	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(e)		5.6150	07/25/34	39,908
					217,139,453
	CREDIT CARD — 0.1%
675,000	Genesis Private Label Amortizing Trust Series 2020-1 E(c)		9.7600	07/20/30	656,363

	HOME EQUITY — 10.4%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,078,511
197,623	ABFS Mortgage Loan Trust Series 2000-1 A1(h)		8.4250	07/15/31	164,154
127,172	ABFS Mortgage Loan Trust Series 2000-3 A(h)		8.1100	09/15/31	106,244
2,501,507	ABFS Mortgage Loan Trust Series 2002-1 A5(h)		7.0100	12/15/32	2,040,526
814,614	ABFS Mortgage Loan Trust Series 2003-1 M(f)	TSFR1M + 2.364%	7.6970	08/15/33	782,134

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 10.4% (Continued)
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(f)	TSFR1M + 3.414%	5.4720	04/25/35	$891,938
726,541	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(f)	TSFR1M + 1.389%	6.7090	08/25/32	801,173
80,553	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1 M2(f)	TSFR1M + 2.364%	7.6840	12/25/33	81,650
1,234,473	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(f)	TSFR1M + 1.764%	7.0840	03/25/34	1,235,520
72,469	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(f)	TSFR1M + 1.164%	6.4840	07/25/34	68,052
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(f)	TSFR1M + 5.364%	10.6840	07/25/34	372,058
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(f)	TSFR1M + 3.614%	8.9340	05/25/35	1,576,151
8,284	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 A2A(f)	TSFR1M + 0.184%	1.4510	11/25/36	3,362
212,172	ACE Securities Corp Home Equity Loan Trust Series 2007-WM2 A2B(f)	TSFR1M + 0.294%	1.4060	02/25/37	88,369
38,698	ACE Securities Corp Home Equity Loan Trust Series 2005-SD1 M2(f)	TSFR1M + 1.989%	7.3090	11/25/50	40,510
3,219,350	ACE Securities Corp Home Equity Loan Trust Series Series HE1 CE		0.0000	11/20/31	2,450,000
296,470	ACE Securities Corp Home Equity Loan Trust Series Series TC1 M2(f)	TSFR1M + 3.039%	8.3590	06/25/33	275,382
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(f)	TSFR1M + 3.264%	8.5840	09/25/34	293,228
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(f)	TSFR1M + 2.139%	7.4590	10/25/34	464,435
33,380	AFC Home Equity Loan Trust Series 1998-3 1A2(f)	TSFR1M + 0.834%	6.1490	09/22/28	32,783
2,525,421	AFC Trust Series 1999-3 2A(f)	TSFR1M + 0.904%	6.2240	09/28/29	1,926,993
75,992	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(f)	TSFR1M + 1.179%	3.4980	09/25/32	78,749
1,706,299	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(f)	TSFR1M + 3.489%	8.8090	11/25/32	1,649,468
35,116	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(f)	TSFR1M + 2.964%	8.2840	08/25/32	34,407
151,988	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(f)	TSFR1M + 4.614%	3.6540	01/25/33	146,000
323,608	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(f)	TSFR1M + 3.864%	3.1750	02/25/33	291,498
617,875	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(f)	TSFR1M + 0.864%	6.6840	11/25/29	579,135
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(f)	TSFR1M + 5.739%	3.9730	09/25/33	736,954
1,454,309	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(f)	TSFR1M + 5.364%	10.6970	01/15/33	1,345,139
7,070	Asset Backed Securities Corp Home Equity Loan Series 2007-HE2 A2(f)	TSFR1M + 0.194%	5.5140	05/25/37	4,758
249,806	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(f)	TSFR1M + 0.914%	6.2340	03/25/37	241,415
165,483	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(f)	TSFR1M + 1.014%	6.3340	03/25/37	159,786
147,565	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(f)	TSFR1M + 1.264%	6.5840	03/25/37	143,823
3,287,736	Bayview Financial Mortgage Pass-Through Trust Series 2005-B B2(f)	TSFR1M + 4.239%	9.5580	04/28/39	3,288,463
31,463	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(f)	TSFR1M + 2.964%	8.2850	08/28/44	31,506
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(f)	TSFR1M + 6.114%	11.4340	10/25/34	8,823,948
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(f)	TSFR1M + 4.764%	5.6280	12/25/34	163,761
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(f)	TSFR1M + 4.614%	5.0090	05/25/35	1,028,077
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(f)	TSFR1M + 2.664%	5.0090	05/25/35	654,472

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 10.4% (Continued)
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(f)	TSFR1M + 4.614%	4.9750	08/25/35	$3,581,064
344,591	Bear Stearns Asset Backed Securities I Trust Series 2005-HE11 M3(f)	TSFR1M + 0.834%	5.5080	11/25/35	341,839
186,762	Bear Stearns Asset Backed Securities I Trust Series 2006-EC2(f)	TSFR1M + 0.744%	5.5940	02/25/36	185,901
279,670	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(f)	TSFR1M + 0.384%	5.7040	01/25/37	923,947
304,385	Bear Stearns Second Lien Trust Series 2007-1 1A(f)	TSFR1M + 0.304%	5.6240	01/25/37	291,265
17,822	Bear Stearns Second Lien Trust Series 2007-1 3A(f)	TSFR1M + 0.554%	5.8740	08/25/37	16,734
321,984	Bond Securitization Trust Series 2003-1 X(e)		0.0000	10/25/34	273,687
123,965	Centex Home Equity Loan Trust Series 2004-C M2(f)	TSFR1M + 0.909%	4.3340	06/25/34	116,404
332,914	Centex Home Equity Loan Trust Series 2004-D MF2(h)		6.0600	09/25/34	320,350
564,708	Citigroup Mortgage Loan Trust Series 2007-OPX1 A5B(a),(h)		5.8630	01/25/37	193,900
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(f)	TSFR1M + 4.614%	9.9340	12/25/33	3,423,833
79,591	Contimortgage Home Equity Loan Trust Series 1996-4 A10(f)	US0001M + 0.480%	5.9270	01/15/28	64,586
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(h)		5.2520	02/25/35	38,267
24,732	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(f)	TSFR1M+ 0.264%	5.5970	11/15/36	21,757
540,570	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(f)	TSFR1M + 0.264%	5.5970	11/15/36	501,660
652,771	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(f)	TSFR1M + 0.854%	4.1360	08/25/32	610,072
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(f)	TSFR1M + 3.364%	3.9100	04/25/34	512,455
63,437	CWABS Revolving Home Equity Loan Trust Series R 2A(f)	TSFR1M + 0.364%	5.6970	03/15/30	59,400
55,665	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(f)	TSFR1M + 0.394%	5.7270	02/15/34	53,544
2,710	CWABS Revolving Home Equity Loan Trust Series 2004-O 1A(f)	TSFR1M + 0.394%	5.7270	02/15/34	2,708
186,499	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(e)		5.9620	03/25/34	174,473
1,522,576	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,793,357
207,408	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(e)		5.9450	11/25/35	198,999
47,535	CWHEQ Revolving Home Equity Loan Trust Series H 2A(f)	TSFR1M + 0.354%	5.6870	12/15/35	46,803
305,282	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(c)		6.9900	01/25/29	294,113
198,229	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(f)	TSFR1M + 1.714%	7.0340	01/25/29	193,168
237,815	Fremont Home Loan Trust Series 1999-3 A1(f)	TSFR1M + 0.824%	6.1440	12/25/29	220,725
239,522	Fremont Home Loan Trust Series 1999-3 A2(f)	TSFR1M + 0.904%	6.2240	12/25/29	223,817
129,942	GMACM Home Equity Loan Trust Series 2004-HE1 VPRN(c),(f)	TSFR1M + 0.614%	5.9340	06/25/34	126,185
66,383	GMACM Home Equity Loan Trust Series 2004-HE1 A3(f)	TSFR1M + 0.614%	5.9340	06/25/34	64,464
99,503	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(f)	TSFR1M + 0.614%	5.9340	10/25/34	98,996
11,931	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(f)	TSFR1M + 0.614%	5.9340	08/25/35	6,922
1,013,757	GMACM Home Equity Loan Trust Series 2007-HE2 A1(f)	US0001M + 0.140%	5.5740	12/25/37	977,411
769,247	GMACM Home Equity Loan Trust Series 2007-HE2 A4(h)		7.4240	12/25/37	776,125

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 10.4% (Continued)
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(h)		5.5000	07/25/35	$313,218
61,549	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(f)	TSFR1M + 0.294%	5.6270	09/15/30	59,099
1,470,757	GSAA Home Equity Trust Series 2005-2 B3(f)	TSFR1M + 3.564%	8.8840	12/25/34	1,303,548
2,990,668	GSAA Home Equity Trust Series 2005-5 B3(f)	TSFR1M + 2.664%	7.9840	02/25/35	2,754,775
12,417	GSAA Trust Series 2004-3 AF4(h)		6.7200	04/25/34	11,779
18,412	Home Equity Asset Trust Series 2002-2 B1(f)	TSFR1M + 2.714%	8.0290	06/25/32	31,109
29,524	Home Equity Asset Trust Series 2002-4 M1(f)	TSFR1M + 1.614%	6.9340	03/25/33	28,698
160,222	Home Equity Asset Trust Series 2003-1 B2(f)	TSFR1M + 4.864%	10.1840	06/25/33	1,087,184
96,264	Home Equity Asset Trust Series 2003-8 B2(f)	TSFR1M + 3.364%	8.6840	04/25/34	124,404
80,440	Home Equity Loan Trust Series 2006-HSA3 A(f)	TSFR1M + 0.244%	5.5640	05/25/36	79,839
300,856	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(f)	TSFR1M + 0.784%	4.5340	12/25/31	427,811
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(f)	TSFR1M + 1.539%	6.8590	10/25/33	191,838
70,896	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(f)	TSFR1M + 2.139%	3.7260	07/25/34	67,816
400,970	Home Equity Mortgage Trust Series 2007-1 A1(f)	TSFR1M + 0.454%	5.7740	05/25/37	377,185
526,252	Imc Home Equity Loan Trust Series 1998-3 A7(h)		5.4320	08/20/29	506,844
313,310	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	313,472
84,660	IMC Home Equity Loan Trust Series 1998-5 A5(h)		5.5490	12/20/29	82,830
42,444	Irwin Home Equity Loan Trust Series 2004-1 2M2(f)	TSFR1M + 1.989%	7.3090	12/25/34	42,220
535,305	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(f)	TSFR1M + 0.394%	5.7140	12/25/36	509,856
479,785	Irwin Home Equity Loan Trust Series 2006-P1 2A3(c),(h)		6.3000	06/25/37	469,962
346,104	IXIS Real Estate Capital Trust Series 2005-HE3 M3(f)	TSFR1M + 0.879%	6.1990	12/25/35	361,940
175,796	MAFI II Remic Trust Series 1999-A B1(c),(e)		8.0000	03/20/25	167,330
207,506	Mastr Asset Backed Securities Trust Series 2003-NC1 M4(f)	TSFR1M + 5.364%	4.3800	04/25/33	206,774
59,915	Mastr Asset Backed Securities Trust Series 2003-WMC2 M2(f)	TSFR1M + 2.589%	4.1510	08/25/33	60,485
55,334	Meritage Mortgage Loan Trust Series 2003-1 M2(f)	TSFR1M + 2.439%	7.7590	11/25/33	51,699
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(f)	TSFR1M + 3.189%	8.5090	10/25/35	797,161
76,144	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(f)	TSFR1M + 3.264%	8.5840	09/25/33	74,637
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(f)	TSFR1M + 5.739%	11.0590	10/25/33	942,218
2,065	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-HE4 A2A(f)	TSFR1M + 0.224%	1.2260	02/25/37	631
21,083	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 M2(f)	TSFR1M + 2.214%	7.5340	02/25/32	21,227
112,851	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(f)	TSFR1M + 3.414%	8.7340	02/25/32	497,927
23,214	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(f)	TSFR1M + 5.739%	11.0590	02/25/33	624,446
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(f)	TSFR1M + 5.739%	11.0590	02/25/33	1,637,177
144,554	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(f)	TSFR1M + 0.849%	6.1690	11/25/35	317,866

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 10.4% (Continued)
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(e)		6.0000	04/25/37	$2,579,822
2,556	New Century Home Equity Loan Trust Series 2003-5 AI7(e)		4.7980	11/25/33	2,432
347,778	New Century Home Equity Loan Trust Series 2003-6 M1(f)	TSFR1M + 1.194%	6.5140	01/25/34	342,484
24,372	New Century Home Equity Loan Trust Series 2005-3 M4(f)	TSFR1M + 0.754%	6.3940	07/25/35	24,425
897,066	New Century Home Equity Loan Trust Series Series 2003-3 M3(f)	TSFR1M + 3.684%	9.0040	07/25/33	992,666
503,274	NovaStar Mortgage Funding Trust Series 2003-2 M2(f)	TSFR1M + 2.889%	8.2090	09/25/33	505,901
73,366	Option One Mortgage Loan Trust Series 2004-1 M2(f)	TSFR1M + 1.764%	7.0840	01/25/34	68,825
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(f)	TSFR1M + 2.589%	7.9090	01/25/34	143,517
158,200	Option One Mortgage Loan Trust Series 2004-2 M2(f)	TSFR1M + 1.689%	7.0090	05/25/34	156,715
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(f)	TSFR1M + 3.114%	8.4340	05/25/34	86,216
903,549	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(h)		5.8660	01/25/37	696,243
222,361	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(h)		5.6800	03/25/37	191,138
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(h)		6.1020	03/25/37	275,318
845,474	Option One Woodbridge Loan Trust Series 2004-1 M(c),(f)	TSFR1M + 1.614%	6.9340	02/25/34	819,049
528,789	Provident Bank Home Equity Loan Trust Series 1999-3 A3(f)	TSFR1M + 0.894%	6.2090	01/25/31	434,933
139,246	Provident Bank Home Equity Loan Trust Series 1999-3 A2(f)	TSFR1M + 0.954%	6.2690	01/25/31	114,045
88,359	RAAC Series Trust Series 2004-SP1 AI3(h)		6.1180	03/25/34	85,449
1,032	RASC Series Trust Series 2003-KS4 AI5(h)		4.6700	06/25/33	1,028
2,742,835	RASC Series Trust Series 2004-KS11 M2(f)	US0001M + 1.000%	6.9340	12/25/34	2,680,590
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(h)		4.2620	03/25/33	10,500
120,039	Renaissance Home Equity Loan Trust Series 2004-3 AF6(h)		5.3240	11/25/34	106,822
139,412	Renaissance Home Equity Loan Trust Series 2005-4 A4(h)		5.8250	02/25/36	133,209
10,737	Saco I Trust Series 2007-1 A1(f)	TSFR1M + 0.434%	5.7540	01/25/37	10,742
30,710	Saco I Trust Series 2007-2 A1(f)	TSFR1M + 0.434%	5.7540	02/25/37	30,559
2,116,341	Saxon Asset Securities Trust Series 2001-2 M1(f)	TSFR1M + 0.909%	6.2290	03/25/31	1,868,409
30,130,386	Soundview Home Loan Trust Series 2007-OPT4 X1(d),(e)		0.5800	09/25/37	770,961
253,817	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	252,309
329,628	Terwin Mortgage Trust Series 2004-1HE M2(c),(f)	TSFR1M + 2.589%	7.9090	02/25/34	281,756
2,299,763	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(f)	TSFR1M + 2.739%	8.0590	12/25/34	2,187,698
3,975,456	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(f)	TSFR1M + 4.764%	10.0840	11/25/32	3,307,802
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(f)	TSFR1M + 0.594%	5.9140	03/25/36	351,377
3,454	United National Home Loan Owner Trust Series 1999-1 M1(h)		6.9100	03/25/25	3,422
19,269	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(e)		4.9800	04/25/34	18,711
106,176	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(f)	TSFR1M + 2.934%	8.2540	10/25/34	103,139

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	HOME EQUITY — 10.4% (Continued)
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(f)	TSFR1M + 2.664%	7.9840	04/25/35	$686,482
					85,773,162
	MANUFACTURED HOUSING — 4.1%
369,598	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(c),(g)		0.0000	08/15/30	335,764
1,924,022	BCMSC Trust Series 1998-C M1(e)		7.5100	01/15/29	1,821,169
731,888	BCMSC Trust Series 1999-B A2(e)		1.1220	12/15/29	81,482
611,382	BCMSC Trust Series 1999-B A3(e)		1.1220	12/15/29	70,067
4,944,914	BCMSC Trust Series 1999-B A5(e)		1.1220	12/15/29	587,227
737,790	BCMSC Trust Series 1999-B A6(e)		1.1220	12/15/29	92,444
11,151,101	Conseco Finance Corporation Series 7 B2(e)		1.1500	10/15/26	1,327,620
1,617,975	Conseco Finance Corporation Series 1997-8 M1(e)		7.0200	10/15/27	1,488,196
1,478,107	Conseco Finance Corporation Series 9 B1(e)		7.6500	01/15/28	1,397,368
5,851,414	Conseco Finance Corporation Series 1997-3 M1(e)		7.5300	03/15/28	5,700,010
1,909,279	Conseco Finance Corporation Series 1997-2 M1(e)		7.5400	06/15/28	1,869,265
2,860,445	Conseco Finance Corporation Series 1996-10 B1(e)		7.2400	11/15/28	2,768,073
302,129	Conseco Finance Corporation Series 1998-2 M1(e)		6.9400	12/01/28	279,528
2,820,359	Conseco Finance Corporation Series 1999-5 A6(e)		3.4800	03/01/30	1,035,980
2,613,737	Conseco Finance Corporation Series 3 M1(e)		6.8600	03/01/30	2,461,426
2,959,756	Conseco Finance Securitizations Corporation Series 2002-1 M2(e)		9.5460	12/01/33	2,832,747
28,652	Deutsche Financial Capital Securitization, LLC Series 1998-I M		6.8000	04/15/28	28,506
2,211,756	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	2,039,866
248,353	Madison Avenue Manufactured Housing Contract Trust Series A B2(f)	TSFR1M + 3.364%	8.6840	03/25/32	248,167
4,652	MERIT Securities Corporation Series 12-1 1M1(h)		7.6300	07/28/33	4,635
869,420	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(c),(e)		7.0600	02/26/29	797,709
245,196	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	242,169
6,906	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	6,595
480,870	Oakwood Mortgage Investors, Inc. Series 1997-D B1(e)		7.3250	02/15/28	461,448
981,566	Oakwood Mortgage Investors, Inc. Series 1998-D M1(c)		7.4150	01/15/29	924,379
1,077,511	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	969,313
142,082	Oakwood Mortgage Investors, Inc. Series 2001-D A2(e)		4.3900	08/15/31	61,267
4,134	Oakwood Mortgage Investors, Inc. Series 2002-B A2(e)		5.1900	06/15/32	4,117
802,879	Origen Manufactured Housing Contract Trust Series 2007-A A2(e)		7.1340	04/15/37	734,828
1,522,560	Origen Manufactured Housing Contract Trust Series 2006-A A2(e)		6.8500	10/15/37	1,360,911

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	MANUFACTURED HOUSING — 4.1% (Continued)
1,583,877	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	$1,455,791
					33,488,067
	NON AGENCY CMBS — 25.2%
2,930,067	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(c),(e)		3.0520	08/10/45	732,517
537,158	Banc of America Commercial Mortgage Trust Series 2006-4 C(e)		5.7540	07/10/46	490,631
7,050,244	Banc of America Commercial Mortgage Trust Series 2007-1 AJ(a),(e)		5.5230	01/15/49	1,090,591
61,376	Bayview Commercial Asset Trust Series 2005-1A B1(c),(f)	TSFR1M + 1.239%	6.5590	04/25/35	59,572
108,885	Bayview Commercial Asset Trust Series 2005-2A M1(c),(f)	TSFR1M + 0.759%	6.0790	08/25/35	99,870
266,298	Bayview Commercial Asset Trust Series 2005-3A B1(c),(f)	TSFR1M + 1.764%	6.5340	11/25/35	249,538
100	Bayview Commercial Asset Trust Series 2005-4A B2(a),(c),(f)	US0001M + 2.400%	0.0000	01/25/36	451,588
120,874	Bayview Commercial Asset Trust Series 2006-2A B1(c),(f)	TSFR1M + 1.419%	6.7390	07/25/36	112,320
3,544,076	BB-UBS Trust(c)		2.8900	06/05/30	3,112,548
215,229	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(f)	TSFR1M + 1.344%	6.6640	06/25/43	214,292
147,700	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(e)		5.5660	01/12/45	141,517
2,445,190	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(f)	TSFR1M + 2.964%	8.2960	10/15/35	2,107,561
1,617,494	CD Mortgage Trust Series 2007-CD5 G(c),(e)		6.5820	11/15/44	1,601,237
958,633	CFCRE Commercial Mortgage Trust Series 2011-C2 D(c),(e)		5.0800	12/15/47	870,214
5,083,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(c),(e)		5.0800	12/15/47	3,993,335
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(f)	TSFR1M + 1.264%	6.5970	06/15/31	3,393,406
4,500,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(c),(f)	TSFR1M + 2.864%	8.1970	06/15/31	3,207,488
211,345	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(f)	TSFR1M + 1.968%	7.3010	11/15/31	210,349
32,474,836	Citigroup Commercial Mortgage Trust Series 2014-GC23 XA(d),(e)		1.0430	07/10/47	149,667
2,000,000	COMM Mortgage Trust Series 2013-300P C(c),(e)		4.5400	08/10/30	1,695,018
20,985	COMM Mortgage Trust Series 2012-LC4 B(e)		4.9340	12/10/44	18,887
1,692,000	COMM Mortgage Trust Series 2012-LC4 C(e)		5.4760	12/10/44	1,369,251
3,000,000	COMM Mortgage Trust Series 2012-LC4 D(c),(e)		5.4760	12/10/44	1,800,000
206,935	COMM Mortgage Trust Series 2012-CCRE2 E(c),(e)		4.7370	08/15/45	186,965
415,000	COMM Mortgage Trust Series 2012-CCRE3 B(c)		3.9220	10/15/45	331,585
2,342,000	COMM Mortgage Trust Series 2013-LC6 E(c)		3.5000	01/10/46	1,874,774
590,193	COMM Mortgage Trust Series 2013-LC6 D(c),(e)		4.1400	01/10/46	542,684
4,221,239	COMM Mortgage Trust Series 2013-CCRE6 B(c)		3.3970	03/10/46	3,540,215
5,991,487	COMM Mortgage Trust Series 2013-CCRE7 D(c),(e)		4.3980	03/10/46	5,183,606
3,274,000	COMM Mortgage Trust Series 2013-CCRE7 E(c),(e)		4.3980	03/10/46	2,378,559

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	NON AGENCY CMBS — 25.2% (Continued)
4,515,371	COMM Mortgage Trust Series 2010-C1 D(c),(e)		5.9850	07/10/46	$4,185,552
108,610,000	COMM Mortgage Trust Series 2014-CR19 XB(c),(d),(e)		0.0770	08/10/47	20,375
19,785,409	COMM Mortgage Trust Series 2015-LC21 XA(d),(e)		0.7800	07/10/48	165,606
6,900,287	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(c)		3.4000	10/05/30	5,810,623
2,935,145	CSMC OA, LLC Series 2014-USA X1(c),(d),(e)		0.6860	09/15/37	21,538
2,185,914	DBUBS Mortgage Trust Series 2011-LC3A D(c),(e)		5.5370	08/10/44	1,837,349
1,069,914	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(c),(e)		1.1860	03/18/49	449,364
3,346,912	GS Mortgage Securities Corporation II Series 2018-SRP5 A(c),(f)	TSFR1M + 1.914%	7.2470	09/15/31	2,781,362
1,798,075	GS Mortgage Securities Corporation II Series 2018-SRP5 B(c),(f)	TSFR1M + 3.114%	8.4470	09/15/31	954,820
183,893	GS Mortgage Securities Trust Series 2010-C1 B(c)		5.1480	08/10/43	182,233
3,000,000	GS Mortgage Securities Trust Series 2010-C1 C(c),(e)		5.6350	08/10/43	2,903,836
14,587,000	GS Mortgage Securities Trust Series 2010-C1 D(c),(e)		6.5700	08/10/43	11,570,625
700,320	GS Mortgage Securities Trust Series 2011-GC5 AS(c),(e)		5.2090	08/10/44	670,557
1,131,000	GS Mortgage Securities Trust Series 2011-GC5 D(c),(e)		5.2990	08/10/44	430,447
90,000	GS Mortgage Securities Trust Series 2011-GC5 C(c),(e)		5.2990	08/10/44	63,002
9,505,000	GS Mortgage Securities Trust Series 2011-GC5 B(c),(e)		5.2990	08/10/44	7,895,258
1,993,943	GS Mortgage Securities Trust Series 2012-GCJ9 D(c),(e)		4.7530	11/10/45	1,797,346
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(c),(e)		5.9640	04/25/52	878,323
270,911	Impac CMB Trust Series 2004-8 3M2(f)	TSFR1M + 1.689%	7.0090	08/25/34	248,373
187,554	Impac CMB Trust Series 2004-8 3B(f)	TSFR1M + 2.739%	8.0590	08/25/34	178,278
10,682,448	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(c)		3.9100	05/05/30	8,135,377
2,985,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(c)		3.3920	11/15/43	1,925,315
7,400,327	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(c),(e)		5.8680	11/15/43	6,818,712
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(c),(e)		5.8680	11/15/43	1,687,277
1,526,853	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(e)		5.4890	12/12/43	1,113,912
1,325,000	JP Morgan Chase Commercial Mortgage Securities Series C6 G(c),(e)		2.9720	05/15/45	795,063
597,955	JP Morgan Chase Commercial Mortgage Securities Series C6 D(e)		5.1290	05/15/45	547,756
5,683,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(c),(e)		5.1290	05/15/45	4,652,043
401,000	JP Morgan Chase Commercial Mortgage Securities(c),(e)		5.1290	05/15/45	291,747
8,486,270	JP Morgan Chase Commercial Mortgage Securities Series CBX E(c),(e)		4.8460	06/15/45	7,336,704
4,021,430	JP Morgan Chase Commercial Mortgage Securities Series C8 G(c),(e)		2.7330	10/15/45	3,552,390

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	NON AGENCY CMBS — 25.2% (Continued)
1,038,157	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(c),(e)		5.0130	02/15/46	$964,936
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(c),(e)		5.3600	02/15/46	7,781,861
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(c),(e)		5.7100	02/15/46	172,560
6,930,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(c),(e)		5.7100	02/15/46	4,714,293
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(e)		4.2610	04/15/46	51,307
19,489,307	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	18,358,137
682,375	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(c),(e)		3.9100	12/15/47	578,623
3,231,253	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(e)		6.8275	02/12/51	1,630,717
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(a),(c),(e)		7.0551	02/15/51	1,239,851
12,696	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD12 AJ(e)		6.5610	02/15/51	11,919
11,134,898	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(e)		7.0510	02/15/51	10,176,625
2,521,120	LBSBC NIM Company Series 2005-2A N3(c)		5.5000	09/27/30	2,430,864
100	LBSBN Series 2005-2A PS(a)		0.0000	09/27/30	2,645,000
10,439,733	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(e)		5.4520	09/15/39	3,889,824
209,482	Merrill Lynch Mortgage Trust Series 2006-C1 B(e)		6.7510	05/12/39	196,901
558,767	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(a),(e)		6.1930	09/12/49	543,962
253,353	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(a),(e)		6.2220	09/12/49	246,663
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(c),(e)		4.5310	11/15/45	1,805,050
110,496	Morgan Stanley Bank of America Merrill Lynch Trust Series C11 A4(e)		4.0200	08/15/46	109,667
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(c),(e)		5.3850	06/15/44	324,299
114,427	Morgan Stanley Capital I Trust Series 2011-C2 D(c),(e)		5.3850	06/15/44	104,327
201,083	Morgan Stanley Capital I Trust Series 2012-C4 D(c),(e)		5.3360	03/15/45	183,659
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(c),(e)		5.3360	03/15/45	604,181
1,787,950	Morgan Stanley Capital I Trust Series 2011-C3 F(c),(e)		5.1090	07/15/49	1,522,796
2,132,000	Morgan Stanley Capital I Trust Series 2011-C3 G(c),(e)		5.1090	07/15/49	1,531,784
1,004,121	Morgan Stanley Capital I Trust Series 2011-C3 E(c),(e)		5.1090	07/15/49	937,431
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(c),(f)	PRIME	8.5000	06/15/35	746,781
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(c),(e)		5.2140	02/27/51	2,285,959
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(c),(d),(e)		0.2830	10/10/36	8,360

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	NON AGENCY CMBS — 25.2% (Continued)
1,629,832	UBS Commercial Mortgage Trust Series 2012-C1 E(c),(e)		5.0000	05/10/45	$1,210,965
5,265,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(c),(e)		6.5576	01/10/45	2,711,485
997,737	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(c),(e)		5.3100	01/15/41	971,544
1,236,701	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(c),(e)		5.2680	10/15/44	766,754
57,743	WFRBS Commercial Mortgage Trust Series 2011-C4 C(c),(e)		4.9930	06/15/44	53,549
120,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(c),(e)		4.9930	06/15/44	84,377
2,234,000	WFRBS Commercial Mortgage Trust Series 2011-C4 D(c),(e)		4.9930	06/15/44	1,819,512
225,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(c),(e)		4.1950	03/15/45	157,627
560,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(e)		4.4840	12/15/45	383,597
547,000	WFRBS Commercial Mortgage Trust Series 2013-UBS1 E(c),(e)		5.2060	03/15/46	525,055
140,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(e)		3.8410	06/15/46	106,294
5,989,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(e)		3.9640	06/15/46	3,650,947
3,258,110	WFRBS Commercial Mortgage Trust Series 2014-C19 XA(d),(e)		1.1100	03/15/47	4,806
292,570	WF-RBS Commercial Mortgage Trust Series 2011-C2 E(c),(e)		5.0000	02/15/44	276,912
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(c),(f)		13.0000	05/15/25	2,844,000
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(c),(f)	US0001M + 3.000%	8.4330	01/06/26	2,942,429
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(c)		15.0000	06/15/24	716,985
					206,136,123
	OTHER ABS — 0.1%
88,620	AFC Trust Series 2000-4 1A(c),(f)	TSFR1M + 0.884%	6.2040	01/25/31	84,407
93,566	Oakwood Mortgage Investors, Inc. Series 1996-B B1(c),(e)		8.4500	10/15/26	92,939
428,004	Oakwood Mortgage Investors, Inc. Series C B1(c)		7.9600	04/15/27	425,279
					602,625
	RESIDENTIAL MORTGAGE — 10.4%
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(f)	TSFR1M + 2.874%	8.1940	05/25/34	851,377
394,366	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(f)	TSFR1M + 1.014%	6.3340	12/25/33	373,443
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(f)	TSFR1M + 2.364%	7.6840	04/25/36	1,775,048
8,021	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 21A1(e)		4.2170	07/25/36	7,913
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(f)	TSFR1M + 2.739%	8.0590	07/25/36	2,945,446
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(f)	TSFR1M + 3.864%	9.1840	07/25/36	2,947,999
38,337	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	37,663
345,501	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(f)	12MTA + 0.980%	1.3290	10/25/36	90,113
311,939	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		3.5390	10/25/36	134,737
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(f)	TSFR1M + 3.264%	8.5840	11/25/39	276,022

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(f)	TSFR1M + 3.264%	8.5840	12/25/42	$942,623
550,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(f)	TSFR1M + 3.264%	8.5840	12/25/42	583,719
30,368	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(g)		0.0000	09/25/46	20,832
155,531	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	137,665
50,550	Chase Funding Trust Series Series 2003-6 1A7(h)		4.8310	11/25/34	47,969
174,166	Chase Funding Trust Series Series 2003-6 2M1(f)	TSFR1M + 0.864%	6.1840	11/25/34	187,028
146	Citicorp Residential Mortgage Trust Series 2007-2 A6(h)		4.6340	06/25/37	145
1,899	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 A4(h)		6.0300	11/25/34	1,888
146,393	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(f)	TSFR1M + 2.739%	8.0590	11/25/34	775,641
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(f)	TSFR1M + 2.739%	8.0590	10/25/33	445,178
665,065	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(h)		3.9820	01/25/37	504,570
864,725	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(f)	TSFR1M + 0.614%	5.9340	05/25/37	691,956
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(c),(e)		3.5220	02/03/29	2,293
4,424	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 M3(f)	TSFR1M + 2.214%	4.6940	12/25/33	4,398
282,755	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(h)		3.0490	12/25/36	225,460
723,902	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(c),(f)	TSFR1M + 0.574%	5.8940	02/25/37	517,495
356,487	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(c),(h)		4.7170	12/25/37	384,009
1,548,374	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(c),(f)	TSFR1M + 3.114%	8.4340	05/25/50	1,537,385
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(f)	TSFR1M + 4.114%	9.4340	02/25/32	562,658
309,311	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(e)		5.5680	01/25/35	175,553
474,079	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(h)		3.7780	05/25/36	354,640
19,883	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(e)		4.3930	05/25/36	19,558
247,738	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(e)		6.2820	08/25/32	236,282
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(f)	TSFR1M + 1.059%	6.3790	11/25/34	187,597
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(f)	TSFR1M + 1.134%	6.4540	11/25/34	167,354
328,149	First Franklin Mortgage Loan Trust Series 2004-FFA X(c)		0.0000	03/25/24	315,000
14,689	First Franklin Mortgage Loan Trust Series 2003-FFB X(e)		0.0000	02/25/33	15,001
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(f)	TSFR1M + 1.614%	6.9340	03/25/34	144,483
971,051	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(f)	TSFR1M + 1.719%	7.0390	10/25/34	880,488
1,824,324	Fremont Home Loan Trust Series 2002-2 M1(f)	TSFR1M + 1.839%	7.1590	10/25/33	1,867,628
35,506	Fremont Home Loan Trust Series 2004-B M7(f)	TSFR1M + 3.114%	8.4340	05/25/34	24,002
18,304	Fremont Home Loan Trust Series 2005-A M3(f)	TSFR1M + 0.849%	6.1690	01/25/35	17,645

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
33,156	GSAMP Trust Series 2003-SEA2 A1(h)		5.4210	07/25/33	$31,169
91,657	GSAMP Trust Series 2004-HE1 M1(f)	TSFR1M + 0.939%	6.2590	05/25/34	82,364
4,447,028	GSAMP Trust Series 2006-S6 A1C(f)	TSFR1M + 0.314%	0.0060	10/25/36	33,612
12,904,150	GSAMP Trust Series 2006-S6 A3(f)	TSFR1M + 0.574%	0.0070	10/25/36	97,162
32,968,468	GSAMP Trust Series 2006-S6 A2(h)		0.0200	10/25/36	247,722
33,324	GSRPM Mortgage Loan Trust Series 2004-1 B1(c),(f)	TSFR1M + 3.864%	9.1840	09/25/42	33,206
3,449,324	Lehman XS Trust Series 2005-4 1M1(f)	TSFR1M + 0.864%	6.1840	10/25/35	3,601,015
525,815	Lehman XS Trust Series 2007-3 1AA1(f)	TSFR1M + 0.434%	5.7540	03/25/37	411,668
918,049	Long Beach Mortgage Loan Trust Series 2002-1 M3(f)	TSFR1M + 3.864%	9.1840	05/25/32	908,888
25,362,879	Long Beach Mortgage Loan Trust Series 2006-A A1(f)	TSFR1M + 0.294%	0.0490	05/25/36	531,543
16,414,699	Long Beach Mortgage Loan Trust Series 2006-A A3(f)	TSFR1M + 0.514%	0.0580	05/25/36	348,167
4,624,284	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(f)	TSFR1M + 1.089%	6.4090	06/25/45	4,456,342
1,714,817	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(f)	TSFR1M + 4.389%	9.7090	02/25/34	1,438,110
1,278,746	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(f)	TSFR1M + 0.819%	6.1390	02/25/35	1,245,084
2,010,223	Ownit Mortgage Loan Trust Series Series 2005-4 M1(f)	TSFR1M + 0.939%	6.2590	08/25/36	1,745,297
566,955	Park Place Securities Inc Asset-Backed Series 2004-WWF1 M4(f)	TSFR1M + 1.764%	7.0840	12/25/34	585,520
3,080,000	RAAC Series Trust Series 2005-RP2 M6(c),(f)	US0001M + 2.000%	7.4340	06/25/35	3,014,570
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	5,405,342
1,669,809	RAAC Series Trust Series 2006-SP4 M4(f)	TSFR1M + 2.514%	7.8340	11/25/36	1,875,976
1,648,964	RAAC Series Trust Series 2006-SP1 M2(f)	TSFR1M + 0.939%	6.2590	09/25/45	1,140,003
8,554,000	RAAC Series Trust Series 2006-RP1 M3(c),(f)	TSFR1M + 1.964%	7.2840	10/25/45	8,450,031
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(f)	TSFR1M + 1.989%	7.3090	10/25/45	2,706,922
4,000,000	RAAC Series Trust Series 2006-RP4 M2(f)	TSFR1M + 1.614%	6.9340	01/25/46	3,908,672
4,638,000	RAAC Series Trust Series 2006-RP4 M3(f)	TSFR1M + 2.114%	7.4340	01/25/46	4,406,787
526,430	RAMP Series Trust Series 2004-SL3 A4		4.0210	12/25/31	248,841
650,166	RAMP Series Trust Series 2003-RS7 MII2(f)	TSFR1M + 1.914%	4.8540	08/25/33	593,308
381,732	RAMP Series Trust Series 2003-RS10 MII2(f)	TSFR1M + 1.814%	4.7530	11/25/33	363,752
174,121	RAMP Series Trust Series 2006-RS6 A4(f)	TSFR1M + 0.654%	5.9740	11/25/36	136,958
631,272	RFSC Series Trust Series 2002-RP2 A1(c),(f)	TSFR1M + 1.614%	6.9342	10/25/32	612,637
222,707	RFSC Trust Series 2002-RP1 A1(c),(f)	TSFR1M + 0.974%	6.2940	03/25/33	217,157
57,526	SACO I Trust Series 2005-WM2 M1(f)	TSFR1M + 0.939%	6.2590	07/25/35	59,043
32,348	SACO I Trust Series 2006-6 A(f)	TSFR1M + 0.374%	5.6940	06/25/36	48,736
866,021	Sail Net Interest Margin Notes Series BC1A B(c),(g)		0.0000	01/27/33	654,160
576,011	Sail Net Interest Margin Notes Series 2003-6A A(a),(c)		7.0000	07/27/33	1,596,097

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.9% (Continued)
	RESIDENTIAL MORTGAGE — 10.4% (Continued)
3,180,517	SASCO ARC NIM Series 2003-5(a),(c)		6.0000	06/27/33	$3,182,896
3,156,043	SHARPS OTC Series 2002-AQ1N(a)		0.0000	04/25/31	1,900,000
32,356	Soundview Home Loan Trust Series 2004-1 M2(f)	TSFR1M + 1.134%	6.4540	07/25/34	30,306
142,932	Soundview Home Loan Trust Series 2004-1 M7(f)	TSFR1M + 3.039%	8.3590	07/25/34	116,330
930,065	Soundview Home Loan Trust Series 2004-1 M9(f)	TSFR1M + 4.989%	10.3090	07/25/34	758,490
2,878,885	Structured Asset Investment Loan Trust Series 2004-8 M9(f)	TSFR1M + 3.864%	9.1840	09/25/34	2,282,242
100,924	Structured Asset Securities Corp Mortgage Series 2004-6XS A5B(h)		6.0500	03/25/34	99,985
39,326	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(f)	TSFR1M + 1.614%	6.9330	02/25/35	39,173
475,439	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M2(f)	TSFR1M + 0.744%	6.0640	05/25/35	464,166
470,541	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M5(f)	TSFR1M + 1.059%	6.3790	05/25/35	441,230
357,135	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M6(f)	TSFR1M + 1.104%	6.4240	05/25/35	331,662
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(f)	TSFR1M + 1.764%	7.0840	05/25/35	137,118
3,541,776	Washington Mutural Asset-Backed Certificates WMABS Series 2006- HE5 1A(f)	TSFR1M + 0.424%	4.1910	10/25/36	2,590,355
					85,027,718
	WHOLE BUSINESS — 0.1%
2,000,000	LOANME TRUST SBL Series 2019-1 C(c),(h)		15.0000	08/15/30	500,000

	TOTAL ASSET BACKED SECURITIES (Cost $699,961,065)				645,024,258

	CORPORATE BONDS — 16.1%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,445,409

	INSURANCE — 12.4%
572,271	Ambac Assurance Corporation(a)		0.0000	06/07/60	827,817
56,854,297	Ambac Assurance Corporation(a),(c)		0.0000	06/07/69	82,242,337
900,000	MBIA Global Funding, LLC(e)	EUAMDB10 - 0.448%	2.7380	06/09/25	837,298
10,652,561	MBIA Global Funding, LLC(c),(g)		0.0000	12/15/31	4,175,804
42,493,421	MBIA Global Funding, LLC(g)		0.0000	12/15/33	13,226,077
					101,309,333

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 16.1% (Continued)
	SPECIALTY FINANCE — 1.2%
1,876,072	OWS Cre Funding I, LLC Series MARG A(c)	US0001M + 4.900%	0.0000	09/15/24	$1,829,356
2,000,000	PDOF MSN Issuer, LLC(c)	SOFRRATE + 4.500%	9.8100	03/01/25	1,969,234
998,477	US Capital Funding II Ltd. Capital Funding II(c),(f)	SOFRRATE + 1.912%	7.2840	08/01/34	808,404
4,000,000	X-Caliber Funding, LLC(c)		5.0000	09/24/24	3,638,214
1,275,000	X-Caliber Funding, LLC(c)		11.0000	09/24/24	1,245,398
					9,490,606
	SYNTHETIC FIBERS AND CHEMICALS — 1.8%
9,926,807	MSP DEER FINANCE SYNDICATED LOAN		17.0000	04/09/25	9,926,807
5,018,842	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN		15.5000	10/30/25	5,018,842
					14,945,649
	TRANSPORTATION & LOGISTICS — 0.3%
2,600,078	American Airlines Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	2,463,703

	TOTAL CORPORATE BONDS (Cost $132,229,316)				131,654,700

Shares
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
32,644,277	First American Treasury Obligations Fund, Class X, 5.26% (Cost $32,644,277)(i)				32,644,277

	TOTAL INVESTMENTS - 99.5% (Cost $868,957,882)				$813,411,435
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				3,836,634
	NET ASSETS - 100.0%				$817,248,069

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

EUAMDB10	Euribor ICE Swap Rate

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by United States

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

TSFR6M	Secured Overnight Financing Rate 6 month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $351,715,402 or 43.0% of net assets.

(d)	Interest only securities.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Variable rate security; the rate shown represents the rate on September 30, 2023.

(g)	Zero coupon bond.

(h)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2023.

(i)	Rate disclosed is the seven day effective yield as of September 30, 2023.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 6.3%
188	General Dynamics Corporation	$41,542
93	Lockheed Martin Corporation	38,033
163	Northrop Grumman Corporation	71,751
525	Raytheon Technologies Corporation	37,784
		189,110
	CHEMICALS - 10.5%
181	Air Products and Chemicals, Inc.	51,295
1,269	Dow, Inc.	65,430
913	DuPont de Nemours, Inc.	68,100
239	Ecolab, Inc.	40,487
125	New Linde plc	46,544
165	Sherwin-Williams Company (The)	42,083
		313,939
	COMMERCIAL SUPPORT SERVICES - 4.1%
287	Republic Services, Inc.	40,900
306	Waste Connections, Inc.	41,096
266	Waste Management, Inc.	40,549
		122,545
	DATA CENTER REIT - 3.0%
343	Digital Realty Trust, Inc.	41,510
64	Equinix, Inc.	46,480
		87,990
	DIVERSIFIED INDUSTRIALS - 4.2%
438	Emerson Electric Company	42,298
226	Honeywell International, Inc.	41,751
633	Pentair PLC	40,987
		125,036
	ELECTRIC UTILITIES - 9.3%
538	American Electric Power Company, Inc.	40,468
1,335	Brookfield Infrastructure Partners, L.P.	39,249
472	Duke Energy Corporation	41,659
1,075	Fortis, Inc.	40,839
629	NextEra Energy, Inc.	36,035
595	Sempra Energy	40,478

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	ELECTRIC UTILITIES - 9.3% (Continued)
625	Southern Company (The)	$40,450
		279,178
	GAS & WATER UTILITIES - 1.3%
308	American Water Works Company, Inc.	38,140

	HEALTH CARE REIT - 1.4%
524	Welltower, Inc.	42,926

	INDUSTRIAL REIT - 2.6%
327	Prologis, Inc.	36,693
1,204	STAG Industrial, Inc.	41,550
		78,243
	INFRASTRUCTURE REIT - 1.8%
176	American Tower Corporation, A	28,943
253	Crown Castle, Inc.	23,284
		52,227
	MACHINERY - 2.8%
155	Caterpillar, Inc.	42,315
108	Deere & Company	40,757
		83,072
	METALS & MINING - 1.5%
1,216	Freeport-McMoRan, Inc.	45,345

	OFFICE REIT - 1.2%
369	Alexandria Real Estate Equities, Inc.	36,937

	OIL & GAS PRODUCERS - 29.8%
353	Cheniere Energy, Inc.	58,584
380	Chevron Corporation	64,076
456	ConocoPhillips	54,629
1,132	Enbridge, Inc.	37,571
3,238	Energy Transfer, L.P.	45,429
1,584	Enterprise Products Partners, L.P.	43,354
349	EOG Resources, Inc.	44,239

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	OIL & GAS PRODUCERS - 29.8% (Continued)
590	Exxon Mobil Corporation	$69,372
2,725	Kinder Morgan, Inc.	45,181
1,204	MPLX, L.P.	42,826
825	Occidental Petroleum Corporation	53,526
773	ONEOK, Inc.	49,031
1,950	Pembina Pipeline Corporation	58,617
461	Phillips 66	55,389
2,643	Plains GP Holdings, L.P., Class A	42,605
499	Targa Resources Corporation	42,774
917	TC Energy Corporation	31,554
1,648	Williams Companies, Inc. (The)	55,521
		894,278
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
636	Schlumberger Ltd	37,079

	RENEWABLE ENERGY - 1.2%
1,926	Atlantica Sustainable Infrastructure plc	36,787

	SELF-STORAGE REIT - 1.2%
138	Public Storage	36,366

	STEEL - 7.9%
366	Nucor Corporation	57,224
220	Reliance Steel & Aluminum Company	57,691
519	Steel Dynamics, Inc.	55,647
1,994	United States Steel Corporation	64,765
		235,327
	TIMBER REIT - 1.3%
1,295	Weyerhaeuser Company	39,705

	TRANSPORTATION & LOGISTICS - 7.7%
375	Canadian National Railway Company	40,624
594	Canadian Pacific Kansas City Ltd.	44,199
1,234	CSX Corporation	37,946

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	TRANSPORTATION & LOGISTICS - 7.7% (Continued)
156	Norfolk Southern Corporation	$30,721
202	Union Pacific Corporation	41,133
239	United Parcel Service, Inc., Class B	37,253
		231,876

	TOTAL COMMON STOCKS (Cost $3,036,995)	3,006,106

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
14,183	First American Treasury Obligations Fund, Class X, 5.26% (Cost $14,183)(a)	14,183

	TOTAL INVESTMENTS - 100.8% (Cost $3,051,178)	$3,020,289
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(22,558)
	NET ASSETS - 100.0%	$2,997,731

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.